N-2 - USD ($)			3 Months Ended								12 Months Ended
	Mar. 09, 2023	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cover [Abstract]
Entity Central Index Key	0001080720
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	The Gabelli Utility Trust
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses	Percentages of Net Assets
Attributable to Common Shares
Management Fees(a)	1.27%
Other Expense(b)	0.38%
Total Annual Expenses	1.65%
Dividends on Preferred Shares(c)	1.16%
Total Annual Expenses and Dividends on Preferred	2.81%

Management Fees [Percent]	1.27%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.38%
Total Annual Expenses [Percent]	1.65%
Waivers and Reimbursements of Fees [Percent]	1.16%
Net Expense over Assets [Percent]	2.81%
Expense Example [Table Text Block]

The following example illustrates the expenses you would pay on a $1,000 investment in common Shares, assuming a 5% annual portfolio total return.*

	1 Year	3 Year	5 Year	10 Year
Total Expenses Incurred	$28	$87	$148	$313

*	The example should not be considered a representation of future expenses. The example is based on Total Annual Expenses and Dividends on Preferred Shares shown in the table above and assumes that the amounts set forth in the table do not change and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The above example includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the expenses would be as follows (based on the same assumptions as above).

	1 Year	3 Year	5 Year	10 Year
Total Expenses Incurred	$17	$52	$89	$195

Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	87
Expense Example, Years 1 to 5	148
Expense Example, Years 1 to 10	$ 313
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in shares of common Shares, as a percentage of net assets attributable to common Shares. All expenses of the Fund will be borne, directly or indirectly, by the common shareholders. Amounts are for the current fiscal year.

Other Expenses, Note [Text Block]	“Other Expenses” are based on the amounts for the year ended December 31, 2022.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies

During the Fund’s most recent fiscal year, there were no material changes to the Fund’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with an investment in the Fund.

Investment Objective

The Fund’s primary investment objective is long term growth of capital and income. The Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes), under normal market conditions, in common stocks and other securities of foreign and domestic companies involved in providing products, services, or equipment for (i) the generation or distribution of electricity, gas, and water and (ii) telecommunications services or infrastructure operations (collectively, the “Utility Industry”). A company will be considered to be in the Utility Industry if it derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, the indicated activities or utility-related activities. The remaining 20% of its assets may be invested in other securities including stocks, equity securities, debt obligations and money market instruments, as well as certain derivative instruments in the Utility Industry or other industries. Moreover, should extraordinary conditions affecting such sectors or securities markets as a whole warrant, the Fund may temporarily be primarily invested in money market instruments. When the Fund is invested in these instruments for temporary or defensive purposes it may not achieve its investment objective.

The investment policy of the Fund relating to the type of securities in which at least 80% of the Fund’s net assets (plus borrowings made for investment purposes) must be invested may be changed by the Board without shareholder approval. Shareholders will, however, receive at least 60 days prior notice of any change in this policy.

Although many companies in the Utility Industry traditionally pay above average dividends, the Fund intends to focus on those companies whose securities have the potential to increase in value. The Fund’s performance is expected to reflect conditions affecting public utility industries. These industries are sensitive to factors such as interest rates, local and national government regulations, the price and availability of fuel, environmental protection or energy conservation regulations, weather, the level of demand for services, and the risks associated with constructing and operating nuclear power facilities. These factors may change rapidly. The Fund emphasizes quality in selecting utility investments, and generally looks for companies that have proven dividend records and sound financial structures. Believing that the industry is under consolidation due to changes in regulation, the Fund intends to position itself to take advantage of trends in consolidation.

Under normal circumstances the Fund will invest in securities of issuers located in countries other than the United States and may invest in such foreign securities without limitation. Among the foreign securities in which the Fund may invest are those issued by companies located in emerging markets. Investing in securities of foreign issuers, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Fund to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies. The Fund may invest in securities across all market capitalization ranges.

No assurance can be given that the Fund’s investment objective will be achieved.

Investment Methodology of the Fund

In selecting securities for the Fund, Gabelli Funds, LLC (the “Investment Adviser”) normally will consider the following factors, among others:

●	the Investment Adviser’s own evaluations of the private market value (as defined below), cash flow, earnings per share and other fundamental aspects of the underlying assets and business of the company;
●	the potential for capital appreciation of the securities;

●	the interest or dividend income generated by the securities;

●	the prices of the securities relative to other comparable securities;

●	whether the securities are entitled to the benefits of call protection or other protective covenants;

●	the existence of any anti-dilution protections or guarantees of the security; and

●	the diversification of the portfolio of the Fund as to issuers.

The Investment Adviser’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value. The Investment Adviser defines private market value as the value informed purchasers are willing to pay to acquire assets with similar characteristics. The Investment Adviser also normally evaluates an issuer’s free cash flow and long term earnings trends. Finally, the Investment Adviser looks for a catalyst, something indigenous to the company, its industry or country that will surface additional value.

Certain Investment Practices

Corporate Reorganizations. The Fund may invest without limit in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or similar reorganization proposal has been announced if, in the judgment of the Investment Adviser, there is a reasonable prospect of capital appreciation significantly greater than the added portfolio turnover expenses inherent in the short term nature of such transactions. The principal risk is that such offers or proposals may not be consummated within the time and under the terms contemplated at the time of the investment, in which case, unless such offers or proposals are replaced by equivalent or increased offers or proposals that are consummated, the Fund may sustain a loss.

Temporary Defensive Investments. Subject to the Fund’s investment restrictions, when a temporary defensive period is believed by the Investment Adviser to be warranted (“temporary defensive periods”), the Fund may, without limitation, hold cash or invest its assets in securities of United States government sponsored instrumentalities, in repurchase agreements in respect of those instruments, and in certain high-grade commercial paper instruments. During temporary defensive periods, the Fund may also invest in money market mutual funds that invest primarily in securities of United States government sponsored instrumentalities and repurchase agreements in respect of those instruments. Obligations of certain agencies and instrumentalities of the United States government, such as the Government National Mortgage Association, are supported by the “full faith and credit” of the United States government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the United States Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the United States government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the United States government would provide financial support to United States government sponsored instrumentalities if it is not obligated to do so by law. During temporary defensive periods, the Fund may not achieve its investment objective.

Non-Investment Grade Securities. The Fund may invest up to 25% of its total assets in fixed income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated “CCC” or lower by Standard & Poor’s Ratings Services, a Division of The McGraw-Hill Companies, Inc. (“S&P”), or “Caa” or lower by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities of comparable quality. These securities, which may be preferred stock or debt, are predominantly speculative and involve major risk exposure to adverse conditions. Debt securities that are not rated or that are rated lower than “BBB” by S&P or lower than “Baa” by Moody’s are often referred to in the financial press as “junk bonds.”

Generally, such non-investment grade securities and unrated securities of comparable quality offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality securities. In addition, such securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because such non-investment grade securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Investment Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s operating history, financial resources and its sensitivity to economic conditions and trends, the market support for the facility financed by the issue, the perceived ability and integrity of the issuer’s management and regulatory matters.

In addition, the market value of non-investment grade securities is more volatile than that of higher quality securities, and the markets in which such non-investment grade or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value (“NAV”). Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value in response to changes in the economy or the financial markets.

Non-investment grade securities also present risks based on payment expectations. If an issuer calls the obligation for redemption (often a feature of fixed income securities), the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of nonconvertible bonds and preferred stocks moves inversely with movements in interest rates, when interest rates rise, the value of the securities held by the Fund may decline proportionately more than a portfolio consisting of higher rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay regular income streams. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address rising inflation. There is a risk that interest rates will continue to rise, which will likely drive down prices of bonds and other fixed-income securities. The magnitude of these price reductions in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Investment Adviser.

As part of its investment in non-investment grade securities, the Fund may invest in securities of issuers in default. The Fund will make an investment in securities of issuers in default only when the Investment Adviser believes that such issuers will honor their obligations or emerge from bankruptcy protection under a plan pursuant to which the securities received by the Fund in exchange for its defaulted securities will have a value in excess of the Fund’s investment. By investing in securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of the securities will not otherwise appreciate.

In addition to using recognized rating agencies and other sources, the Investment Adviser also performs its own analysis of issues in seeking investments that it believes to be underrated (and thus higher yielding) in light of the financial condition of the issuer. Its analysis of securities of issuers may include, among other things, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing, and current anticipated results of operations. In selecting investments for the Fund, the Investment Adviser may also consider general business conditions, anticipated changes in interest rates, and the outlook for specific industries.

Subsequent to its purchase by the Fund, an issuer of securities may cease to be rated or its rating may be reduced. In addition, it is possible that statistical rating agencies may change their ratings of a particular issuer to reflect subsequent events. Moreover, such ratings do not assess the risk of a decline in market value. None of these events will require the sale of the securities by the Fund, although the Investment Adviser will consider these events in determining whether the Fund should continue to hold the securities.

The market for non-investment grade and comparable unrated securities has experienced several periods of significantly adverse price and liquidity, particularly at or around times of economic recessions. Past market recessions have adversely affected the value of such securities as well as the ability of certain issuers of such securities to repay principal and pay interest thereon or to refinance such securities. The market for those securities may react in a similar fashion in the future.

Options. On behalf of the Fund, the Investment Adviser may, subject to the guidelines of the Board, purchase or sell (i.e., write) options on securities, securities indices and foreign currencies which are listed on a national securities exchange or in the U.S. over-the-counter (“OTC”) markets as a means of achieving additional return or of hedging the value of the Fund’s portfolio. The Fund may write covered call options on common stocks that it owns or has an immediate right to acquire through conversion or exchange of other securities in an amount not to exceed 25% of total assets or invest up to 10% of its total assets in the purchase of put options on common stocks that the Fund owns or may acquire through the conversion or exchange of other securities that it owns.

A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium paid, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period.

A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for the premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period.

If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

An exchange-traded option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

A call option is “covered” if the Fund owns the underlying instrument covered by the call or has an absolute and immediate right to acquire that instrument without additional cash consideration upon conversion or exchange of another instrument held in its portfolio (or for additional cash consideration held in a segregated account by its custodian). A call option is also covered if the Fund holds a call on the same instrument as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government obligations or other high-grade short term obligations in a segregated account with its custodian. A put option is “covered” if the Fund maintains cash or other high-grade short term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on the same instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, it will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option, it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option with the same terms as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium it received from writing the option or is more than the premium it paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium it received from writing the option or is less than the premium it paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date. Gains and losses on investments in options depend, in part, on the ability of the Investment Adviser to predict correctly the effect of these factors. The use of options cannot serve as a complete hedge since the price movement of securities underlying the options will not necessarily follow the price movements of the portfolio securities subject to the hedge.

An option position may be closed out only on an exchange that provides a secondary market for an option with the same terms or in a private transaction. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Fund may also purchase and sell call and put options on securities indices. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in the stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The Fund may also buy or sell put and call options on foreign currencies. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. OTC options are considered illiquid securities.

Use of options on securities indices entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase these options unless the Investment Adviser is satisfied with the development, depth and liquidity of the market and the Investment Adviser believes the options can be closed out.

Price movements in the portfolio of the Fund may not correlate precisely with the movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge and will depend, in part, on the ability of the Investment Adviser to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indices require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations.

Although the Investment Adviser will attempt to take appropriate measures to minimize the risks relating to the Fund’s writing of put and call options, there can be no assurance that the Fund will succeed in any option writing program it undertakes.

Futures Contracts and Options on Futures. On behalf of the Fund, the Investment Adviser may, subject to the Fund’s investment restrictions and guidelines of the Board, purchase and sell financial futures contracts and options thereon which are traded on a commodities exchange or board of trade for certain hedging, yield enhancement and risk management purposes. These futures contracts and related options may be written on debt securities, financial indices, securities indices, United States government securities and foreign currencies. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currencies at a set price for delivery in the future. A “sale” of a futures contract (or a “short” futures position) means the assumption of a contractual obligation to deliver the assets underlying the contract at a specified price at a specified future time. A “purchase” of a futures contract (or a “long” futures position) means the assumption of a contractual obligation to acquire the assets underlying the contract at a specified price at a specified future time. Certain futures contracts, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the assets underlying the futures contracts. No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index or security underlying the futures contract fluctuates. At any time prior to the expiration of a futures contract, the Fund may close the position by taking an opposite position, which will operate to terminate its existing position in the contract.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account attributable to that contract, which represents the amount by which the market price of the futures contract exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). Because the value of the option purchased is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net assets of the Fund.

Futures and options on futures entail certain risks, including but not limited to the following: no assurance that futures contracts or options on futures can be offset at favorable prices, possible reduction of the yield of the Fund due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuations, imperfect correlation between the contracts and the securities being hedged and losses from investing in futures transactions that are potentially unlimited.

The Investment Adviser has claimed an exclusion, granted to operators of registered investment companies like the Fund, from registration as a commodity pool operator (“CPO”) with respect to the Fund under the Commodity Exchange Act (the “CEA”), and, therefore, is not subject to registration or regulation with respect to the Fund under the CEA. As a result, the Fund is limited in its ability to use commodity futures (which include futures on broad-based securities indices and interest rate futures) or options on commodity futures, engage in certain swaps transactions or make certain other investments (whether directly or indirectly through investments in other investment vehicles) for purposes other than “bona fide hedging,” as defined in the rules of the Commodity Futures Trading Commission. With respect to transactions other than for bona fide hedging purposes, either: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in such investments may not exceed 5% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of its portfolio (after accounting for unrealized profits and unrealized losses on any such positions). In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the futures, options or swaps markets. If the Investment Adviser were required to register as a CPO with respect to the Fund, compliance with additional registration and regulatory requirements would increase Fund expenses. Other potentially adverse regulatory initiatives could also develop.

Interest Rate Futures Contracts and Options Thereon. The Fund may purchase or sell interest rate futures contracts to take advantage of, or to protect against, fluctuations in interest rates affecting the value of debt securities which the Fund holds or intends to acquire. For example, if interest rates are expected to increase, the Fund might sell futures contracts on debt securities, the values of which historically have a high degree of positive correlation to the values of the Fund’s portfolio securities. Such a sale would have an effect similar to selling an equivalent value of the Fund’s portfolio securities. If interest rates increase, the value of the Fund’s portfolio securities will decline, but the value of the futures contracts to the Fund will increase at approximately an equivalent rate, thereby keeping the NAV of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities with longer maturities and investing in debt securities with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly, the Fund may purchase interest rate futures contracts when it is expected that interest rates may decline. The purchase of futures contracts for this purpose constitutes a hedge against increases in the price of debt securities (caused by declining interest rates) which the Fund intends to acquire. Since fluctuations in the value of appropriately selected futures contracts should approximate that of the debt securities that will be purchased, the Fund can take advantage of the anticipated rise in the cost of the debt securities without actually buying them. Subsequently, the Fund can make its intended purchase of the debt securities in the cash market and concurrently liquidate its futures position.

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.

The purchase of a put option on a futures contract is similar to the purchase of protective put options on portfolio securities. The Fund will purchase a put option on a futures contract to hedge the Fund’s portfolio against the risk of rising interest rates and a consequent reduction in the value of portfolio securities.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities that are deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of debt securities that the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, losses of the Fund from options on futures it has written may to some extent be reduced or increased by changes in the value of its portfolio securities.

Swap Contracts. On behalf of the Fund, the Investment Adviser may, subject to the Fund’s investment restrictions and guidelines established by the Board, enter into swap transactions, including total rate of return, credit default, interest rate or other types of swaps and related derivatives. Swap contracts generally will be used by the Fund for the purpose of seeking to increase the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a typical swap transaction on an equity security, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Securities Index Futures Contracts and Options Thereon. Purchases or sales of securities index futures contracts are used for hedging purposes to attempt to protect the Fund’s current or intended investments from broad fluctuations in stock or bond prices. For example, the Fund may sell securities index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of its securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase securities index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that it intends to purchase. As such purchases are made, the corresponding positions in securities index futures contracts will be closed out. The Fund may write put and call options on securities index futures contracts for hedging purposes.

Currency Futures and Options Thereon. Generally, foreign currency futures contracts and options thereon are similar to the interest rate futures contracts and options thereon discussed previously. By entering into currency futures and options thereon, the Fund will seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, the Fund will seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever the Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to “lock in” the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, the Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus, if the Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to “lock in” the price in U.S. dollars of the securities it intends to acquire.

The purchase of options on currency futures will allow the Fund, for the price of the premium and related transaction costs it must pay for the option, to decide whether or not to buy (in the case of a call option) or to sell (in the case of a put option) a futures contract at a specified price at any time during the period before the option expires. If the Investment Adviser, in purchasing an option, has been correct in its judgment concerning the direction in which the price of a foreign currency would move as against the U.S. dollar, the Fund may exercise the option and thereby take a futures position to hedge against the risk it had correctly anticipated or close out the option position at a gain that will offset, to some extent, currency exchange losses otherwise suffered by the Fund. If exchange rates move in a way the Fund did not anticipate, however, the Fund will have incurred the expense of the option without obtaining the expected benefit; any such movement in exchange rates may also thereby reduce, rather than enhance, the Fund’s profits on its underlying securities transactions.

Forward Currency Exchange Contracts. Subject to guidelines of the Board, the Fund may enter into forward foreign currency exchange contracts to protect the value of its portfolio against future changes in the level of currency exchange rates. The Fund may enter into such contracts on a “spot” (i.e., cash) basis at the rate then prevailing in the currency exchange market or on a forward basis, by entering into a forward contract to purchase or sell currency. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract. The Fund’s dealings in forward contracts generally will be limited to hedging involving either specific transactions or portfolio positions. The Fund does not have an independent limitation on its investments in foreign currency futures contracts and options on foreign currency futures contracts.

At or before the maturity of a forward sale contract, the Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligations to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between entering into a forward contract by the Fund for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to purchase is less than the price of the currency it has agreed to sell. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Closing out forward purchase contracts involves similar offsetting transactions.

The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result if the value of the currency increases.

If a decline in any currency is generally anticipated by the Investment Adviser, the Fund may not be able to contract to sell the currency at a price above the level to which the currency is anticipated to decline.

When Issued, Delayed Delivery Securities and Forward Commitments. The Fund may enter into forward commitments for the purchase or sale of securities, including on a “when issued” or “delayed delivery” basis, in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While it will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date.

Short Sales Against the Box. The Fund may from time to time make short sales of securities. The market value for the securities sold short by any one issuer will not exceed 5% of the Fund’s total assets or 5% of such issuer’s voting securities. The Fund may not make short sales or maintain a short position if it would cause more than 25% of the Fund’s total assets, taken at market value, to be held as collateral for such sales. The Fund may also make short sales “against the box.” A short sale is “against the box” to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold or receive the proceeds from the sale.

To secure its obligations to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount to the securities sold short or securities convertible into, or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

The Fund may make a short sale in order to hedge against market risks when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into, or exchangeable for, such security, or when the Fund does not want to sell the security it owns. Such short sale transactions may be subject to special tax rules, one of the effects of which may be to accelerate income to the Fund. Additionally, the Fund may use short sales in conjunction with the purchase of a convertible security when it is determined that a convertible security can be bought at a small conversion premium and has a yield advantage relative to the underlying common stock sold short.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and non-bank dealers of United States government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller who undertakes to repurchase the security at a specified resale price on an agreed future date. Repurchase agreements are generally for one business day and generally will not have a duration of longer than one week. The SEC has taken the position that, in economic reality, a repurchase agreement is a loan by a fund to the other party to the transaction secured by securities transferred to the fund. The resale price generally exceeds the purchase price by an amount which reflects an agreed upon market interest rate for the term of the repurchase agreement. The Fund’s risk is primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller’s obligation may be less than the repurchase price. If the seller becomes insolvent, the Fund might be delayed in or prevented from selling the collateral. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of the collateral upon a default in the obligation to repurchase is less than the repurchase price, the Fund will experience a loss. If the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund’s ability to sell the collateral and the Fund could suffer a loss.

Leverage. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), and subject to compliance with the Fund’s investment limitations, the Fund may issue senior securities representing shares, such as preferred shares, so long as immediately following such issuance of shares, its total assets exceed 200% of the amount of such shares. The use of leverage magnifies the impact of changes in NAV. For example, a fund that uses 33% leverage will show a 1.5% increase or decline in NAV for each 1% increase or decline in the value of its total assets. In addition, if the cost of leverage exceeds the return on the securities acquired with the proceeds of leverage, the use of leverage will diminish, rather than enhance, the return to the Fund. The use of leverage generally increases the volatility of returns to the Fund. Under Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. See “Risk Factors and Special Considerations—Special Risks of Derivatives Transactions—Derivatives Transactions Subject to Rule 18f-4 Under the 1940 Act.”

Investment Restrictions. The Fund has adopted certain investment restrictions as fundamental policies of the Fund. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the Fund (voting together as a single class). The Fund’s fundamental investment restrictions prohibit the Fund from: (1) concentrating its investments (i.e., investing more than 25% of the Fund’s total assets) in securities of issuers in any industry other than the Utility Industry; (2) purchasing or selling commodities or commodity contracts, except that the Fund may purchase or sell futures contracts and related options thereon if certain conditions are met, and purchasing or selling sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein; (3) making loans of money, except by the purchase of a portion of private or publicly distributed debt obligations or the entering into of repurchase agreements, and the Fund reserves the authority to make loans of its portfolio securities to financial intermediaries in an aggregate amount not exceeding 20% of its total assets; (4) borrowing money, except to the extent permitted by applicable law (i.e., the Fund generally may borrow money in amounts of up to one-third of the Fund’s total assets for any purpose, subject to the requirement that the Fund have asset coverage of at least 300% of the amount of its borrowings at the time the borrowing is incurred, and may borrow up to 5% of the Fund’s total assets for temporary purposes (for up to 60 days) without maintaining such 300% asset coverage); (5) issuing senior securities, except to the extent permitted by applicable law (i.e., the Fund may issue senior securities (which may be stock, such as preferred shares, and/or securities representing debt, such as notes), subject to the requirement that the Fund maintain asset coverage as required by the 1940 Act); and (6) underwriting securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

Portfolio Turnover. The Fund will buy and sell securities to accomplish its investment objective. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies.

Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. The portfolio turnover rate is computed by dividing the lesser of the amount of the securities purchased or securities sold by the average monthly value of securities owned during the year (excluding securities whose maturities at acquisition were one year or less). High portfolio turnover may also result in the realization of substantial net short term capital gains and any distributions resulting from such gains will be taxable at ordinary income rates for United States federal income tax purposes. The Fund’s portfolio turnover rates for the fiscal years ended December 31, 2021 and 2022 were 10% and 7%, respectively.

Long Term Objective. The Fund is intended for investors seeking long term capital growth and income. The Fund is not meant to provide a vehicle for those who wish to benefit from short term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the shareholder’s investment objectives as well as the shareholder’s other investments when considering investing in the Fund.

Loans of Portfolio Securities. To increase income, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (i) the loan is collateralized in accordance with applicable regulatory requirements and (ii) no loan will cause the value of all loaned securities to exceed 20% of the value of its total assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially. While these loans of portfolio securities will be made in accordance with guidelines approved by the Board, there can be no assurance that borrowers will not fail financially. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the Fund’s rights is unsettled. As a result, under these circumstances, there may be a restriction on the Fund’s ability to sell the collateral and it would suffer a loss.

Borrowing. The Fund may borrow money in accordance with its investment restrictions, including as a temporary measure for extraordinary or emergency purposes.

Risk Factors [Table Text Block]

Risk Factors and Special Considerations

Investors should consider the following risk factors and special considerations associated with investing in the Fund:

Industry Risks

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in foreign and domestic companies involved in the Utility Industry and, as a result, the value of the common shares will be more susceptible to factors affecting those particular types of companies, including governmental regulation, inflation, cost increases in fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete and increasing interest rates resulting in high interest costs on borrowings needed for capital construction programs, including costs associated with compliance with environmental and other regulations.

Sector Risk. The Fund concentrates its investments in the Utility Industry. As a result, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The prices of securities issued by traditional utility companies may change in response to interest rate changes. There is no guarantee that this relationship will continue.

Government Regulation. Companies in certain sectors of the Utility Industry (such as power generation and distribution) are subject to extensive governmental regulatory requirements. Certain of these regulations that are intended to limit the concentration of ownership and control of companies in these industries may prevent companies in which the Fund invests from making certain investments that they would otherwise make. Other regulations may cause Utility Industry companies to incur substantial additional costs or lengthy delays in connection with the completion of capital investments or the introduction of new products or services to market. There are substantial differences between the regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, permit companies to implement rate increases or that such increases will be adequate to permit the payment of dividends on such issuer’s common shares. Additionally, existing and possible future regulatory legislation may make it even more difficult for companies in the Utility Industry to obtain adequate relief from rate regulation.

Regulatory considerations limit the percentage of the shares of a public utility held by a fund or by an adviser and its affiliates on behalf of all their clients. Various types of ownership restrictions are imposed by the Federal Communications Commission (“FCC”) on investment in media companies and cellular licensees. These rules limit the number of broadcast stations both locally and nationally that a single entity is permitted to own, operate, or control and prohibit ownership of certain competitive communications providers in the same location. The FCC also applies limited ownership restrictions on cellular licensees serving rural areas. Attributable interests that may result from the role of the Investment Adviser and its principals in connection with other funds, managed accounts and companies may limit the Fund’s ability to invest in certain mass media and cellular companies. These limitations may unfavorably restrict the ability of the Fund to make certain investments.

Deregulation. Changing regulation constitutes one of the industry-specific risks for the Fund, especially with respect to its investments in traditionally regulated public utilities and partially regulated utility companies. Domestic and foreign regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors, which could result in reduced income to the Fund. Regulatory authorities also may restrict a company’s access to new markets, thereby diminishing the company’s long term prospects. The deregulation of certain utility companies may eliminate restrictions on profits and dividends, but may also subject these companies to greater risks of loss. Deregulation of the utility industry could have a positive or negative impact on the Fund. The Investment Adviser believes that certain utility companies’ fundamentals should continue to improve as the industry undergoes deregulation. Companies may seek to strengthen their competitive positions through mergers and takeovers. The loosening of the government regulation of utilities should encourage convergence within the industry. Improving earnings prospects, strong cash flows, share repurchases and takeovers from industry consolidation may tend to boost share prices. However, as has occurred in California and elsewhere, certain companies may be less able to meet the challenge of deregulation as competition increases and investments in these companies would not be likely to perform well. Individual sectors of the utility market are subject to additional risks. These risks can apply to all utility companies — regulated or fully or partially deregulated and unregulated. For example, telecommunications companies have been affected by technological developments leading to increased competition, as well as changing regulation of local and long-distance telephone services and other telecommunications businesses. Certain telecommunications companies have been adversely affected by the new competitive climate.

Financing. Currently and historically, companies in the Utility Industry have encountered difficulties in obtaining financing for construction programs during inflationary periods. Issuers experiencing difficulties in financing construction programs may also experience lower profitability, which can result in reduced income to the Fund.

Equipment and Supplies. Traditional utility companies face the risk of lengthy delays and increased costs associated with the design, construction, licensing and operation of their facilities. Moreover, technological innovations may render existing plants, equipment or products obsolete. Increased costs and a reduction in the availability of fuel (such as oil, coal, nuclear or natural gas) also may adversely affect the profitability of utility companies.

Electric utilities may be burdened by unexpected increases in operating costs. They may also be negatively affected when long term interest rates rise. Long term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also the considerable costs associated with environmental compliance, nuclear waste clean-up, cap and trade or other programs designed to reduce carbon dioxide and other greenhouse emissions, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

Among gas companies, there has been a move to diversify into oil and gas exploration and development, making investment returns more sensitive to energy prices. In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, although upgrading of fresh water and waste water systems is an expanding business.

Long Term Objective: Not a Complete Investment Program

The Fund is intended for investors seeking long term capital growth and income. The Fund is not meant to provide a vehicle for those who wish to exploit short term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Market Value and Net Asset Value

The Fund is a diversified, closed-end management investment company. Shares of closed-end funds are bought and sold in the securities markets and may trade at either a premium to or discount from NAV. Listed shares of closed-end investment companies often trade at discounts from NAV. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that its NAV may decrease. The Fund cannot predict whether its listed shares will trade at, below or above NAV. The risk of holding shares of a closed-end fund that might trade at a discount is more pronounced for shareholders who wish to sell their shares in a relatively short period of time after acquiring them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not subject to redemption. Shortly after the inception of the Fund, the market price of the Fund exceeded the NAV and the premium continues today. Shareholders desiring liquidity may, subject to applicable securities laws, trade their Fund shares on the NYSE or other markets on which such shares may trade at the then-current market value, which may differ from the then-current NAV. Shareholders will incur brokerage or other transaction costs to sell shares.

Non-Investment Grade Securities

The Fund may invest up to 25% of its total assets in fixed income securities rated below investment grade by recognized statistical rating agencies or unrated securities of comparable quality. These securities, which may be preferred stock or debt, are predominantly speculative and involve major risk exposure to adverse conditions. Debt securities that are not rated or that are rated lower than “BBB” by S&P or lower than “Baa” by Moody’s are referred to in the financial press as “junk bonds.” Such securities are subject to greater risks than investment grade securities, which reflect their speculative character, including the following:

●	greater volatility;
●	greater credit risk;
●	potentially greater sensitivity to general economic or industry conditions;
●	potential lack of attractive resale opportunities (illiquidity); and
●	additional expenses to seek recovery from issuers who default

Fixed income securities purchased by the Fund may be rated as low as C by Moody’s or D by S&P or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody’s are the lowest rated class and can be regarded as having extremely poor prospects of ever obtaining investment-grade standing. Debt rated D by S&P is in default or is expected to default upon maturity of payment date.

The market value of non-investment grade securities may be more volatile than the market value of higher rated securities and generally tends to reflect the market’s perception of the creditworthiness of the issuer and short term market developments to a greater extent than more highly rated securities, which primarily reflect fluctuations in general levels of interest rates. Generally, such non-investment grade securities and unrated securities of comparable quality offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality securities. In addition, such securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because such non-investment grade securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Investment Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s operating history, financial resources and its sensitivity to economic conditions and trends, the market support for the facility financed by the issue, the perceived ability and integrity of the issuer’s management, and regulatory matters.

Non-investment grade securities also present risks based on payment expectations. If an issuer calls the obligation for redemption (often a feature of fixed income securities), the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of nonconvertible bonds and preferred stocks moves inversely with movements in interest rates, when interest rates rise the value of the securities held by the Fund may decline proportionately more than a portfolio consisting of higher rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay regular income streams.

Ratings are relative and subjective, and are not absolute standards of quality. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.

As part of its investment in non-investment grade securities, the Fund may invest in securities of issuers in default. The Fund will make an investment in securities of issuers in default only when the Investment Adviser believes that such issuers will honor their obligations or emerge from bankruptcy protection under a plan pursuant to which the securities received by the Fund in exchange for its defaulted securities will have a value in excess of the Fund’s investment. By investing in securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of the securities will not otherwise appreciate.

Equity Risk

Investing in the Fund involves equity risk, which is the risk that the securities held by the Fund will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds. An investment in the Fund represents an indirect economic stake in the securities owned by the Fund, which are for the most part traded on securities exchanges or in the OTC markets. The market value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The NAV of the Fund may at any point in time be worth less than the amount at the time the shareholder invested in the Fund, even after taking into account any reinvestment of distributions.

Foreign Securities

The Fund may invest its assets in foreign securities without limitation, including securities of issuers whose primary operations or principal trading market is in an “emerging market.” Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Dividend income that the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

There may be less publicly available information about a foreign company than a United States company. Foreign securities markets may have substantially less volume than United States securities markets and some foreign company securities are less liquid than securities of otherwise comparable United States companies. A portfolio of foreign securities may also be adversely affected by fluctuations in the rates of exchange between the currencies of different nations and by exchange control regulations. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-United States securities markets and the increased costs of maintaining the custody of foreign securities.

The Fund also may purchase sponsored American Depositary Receipts (“ADRs”) or United States dollar denominated securities of foreign issuers. ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Markets

An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments and restrictions on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Other risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; overdependence on exports, including gold and natural resources exports, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; potential for sanctions; less developed legal systems, and deficiencies in regulatory oversight, market infrastructure, shareholder protections; differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards; and less reliable securities custodial services and settlement practices.

Small and Mid-Cap Stock Risk

The Fund may invest in companies with small or medium capitalizations. Smaller and medium company stocks can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

Special Risks of Derivative Transactions

The Fund may participate in derivative transactions. Such transactions entail certain execution, market, liquidity, hedging and tax risks. Participation in the options, futures or swaps markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Investment Adviser’s prediction of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency, swaps contracts, futures contracts and options on futures contracts, swap contracts, securities indices and foreign currencies include:

●	dependence on the Investment Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets;

●	imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged;

●	the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

●	the possible absence of a liquid secondary market for any particular instrument at any time;

●	the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;

●	the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so; and

●	the creditworthiness of counterparties.

Options, futures contracts, swaps contracts, and options thereon and forward contracts on securities and currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the ability of the Fund to act upon economic events occurring in the foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) less trading volume. Exchanges on which options, futures, swaps, and options on futures or swaps are traded may impose limits on the positions that the Fund may take in certain circumstances.

Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price which the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments. Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty have become subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the Commodity Futures Trading Commission. These regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. These margin requirements will increase the overall costs for the Fund.

While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

Under Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. See “—Derivatives Transactions Subject to Rule18f-4 Under the 1940 Act” below.

Derivatives Transactions Subject to Rule 18f-4 Under the 1940 Act. Rule 18f-4 under the 1940 Act governs the Fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the Investment Company Act, among other things, prohibits closed-end funds, including the Trust, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit the Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Futures Transactions

Futures and options on futures entail certain risks, including but not limited to the following:

●	no assurance that futures contracts or options on futures can be offset at favorable prices;
●	possible reduction of the yield of the Fund due to the use of hedging;
●	possible reduction in value of both the securities hedged and the hedging instrument;
●	possible lack of liquidity due to daily limits or price fluctuations;
●	imperfect correlation between the contracts and the securities being hedged; and
●	losses from investing in futures transactions that are potentially unlimited.

The Fund’s ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time.

In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon which the Fund has written and which the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

Successful use of futures contracts and options thereon and forward contracts by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of interest and foreign currency rates. If the Investment Adviser’s expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

Swap Agreements

Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the Fund’s ability to use swap agreements. The swap market currently is largely unregulated. It is possible that developments in the swap market, including potential significant government regulation as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) or otherwise, could adversely affect the Fund’s ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

Forward Currency Exchange Contracts

The use of forward currency exchange contracts may involve certain risks, including the failure of the counterparty to perform its obligations under the contract and that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged or used for cover.

Dependence on Key Personnel

The Investment Adviser is dependent upon the expertise of Mr. Mario J. Gabelli in providing advisory services with respect to the Fund’s investments. If the Investment Adviser were to lose the services of Mr. Gabelli, its ability to service the Fund could be adversely affected. There can be no assurance that a suitable replacement could be found for Mr. Gabelli in the event of his death, resignation, retirement or inability to act on behalf of the Investment Adviser.

Coronavirus (“COVID-19”) and Global Health Event Risk

As of the date of this annual report, there is an outbreak of a highly contagious form of a novel coronavirus known as “COVID 19.” COVID 19 has been declared a pandemic by the World Health Organization and, in response to the outbreak, the U.S. Health and Human Services Secretary has declared a public health emergency in the United States. COVID 19 had a devastating impact on the global economy, including the U.S. economy, and resulted in a global economic recession. Many states issued orders requiring the closure of non essential businesses and/ or requiring residents to stay at home. The COVID 19 pandemic and preventative measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, cancellations of events and travel, significant reductions in demand for certain goods and services, reductions in business activity and financial transactions, supply chain interruptions and overall economic and financial market instability both globally and in the United States. Such effects will likely continue for the duration of the pandemic, which is uncertain, and for some period thereafter. While several countries, as well as certain states, counties, and cities in the United States, began to relax the early public health restrictions with a view to partially or fully reopening their economies, many cities, both globally and in the United States, continue to experience, from time to time, surges in the reported number of cases and hospitalizations related to the COVID 19 pandemic. Recurring COVID 19 outbreaks, newly discovered variant and sub variant strains of the virus and increases in cases can, and has, led to the re introduction of restrictions and business shutdowns in certain states, counties, and cities in the United States and globally, and could continue to lead to the re introduction of such restrictions elsewhere. Even after the COVID 19 pandemic subsides, the U.S. economy and most other major global economies may continue to experience a substantial economic downturn or recession, and our business and operations, as well as the business and operations of our portfolio companies, could be materially adversely affected by a prolonged economic downturn or recession in the United States and other major markets.

The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID 19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact the Fund’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets.

Despite actions of the U.S. federal government and foreign governments, the uncertainty surrounding the COVID 19 pandemic and other factors has contributed to significant volatility in the global public equity markets and global debt capital markets, including the NAV of the Fund’s shares. These events could have, and/or have had, a significant impact on the Fund’s performance, NAV, income, operating results and ability to pay distributions, as well as the performance, income, operating results and viability of issuers in which it invests.

It is virtually impossible to determine the ultimate impact of COVID 19 at this time. Further, the extent and strength of any economic recovery after the COVID 19 pandemic abates, including following any intensifying of the pandemic, is uncertain and subject to various factors and conditions. Accordingly, an investment in the Fund is subject to an elevated degree of risk as compared to other market environments.

Market Disruption and Geopolitical Risk

The consequences of the conflict between Russia and Ukraine, including international sanctions, further impact on inflation and increased disruption to supply chains may impact our portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Fund’s returns and NAV.

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”) or the Economic and Monetary Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, may in the future result in government shutdowns, which could have a material adverse effect on the Fund’s investments and operations. In addition, the Fund’s ability to raise additional capital in the future through the sale of securities could be materially affected by a government shutdown. Additional and/ or prolonged U.S. government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. In particular, the escalation of the conflict between Russia and Ukraine, including international sanctions, further impact on inflation and increased disruption to supply chains may impact our portfolio companies. Such unfavorable economic conditions also may also be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on our performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on our business, financial condition and results of operations.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU (commonly known as “Brexit”). The UK and EU reached a preliminary trade agreement, which became effective on January 1, 2021, regarding the terms of their future trading relationship relating principally to the trading of goods; however, negotiations are ongoing for matters not covered by the agreement, such as the trade of financial services. Due to uncertainty of the current political environment, it is not possible to foresee the form or nature of the future trading relationship between the UK and the EU. The longer term economic, legal, political and social framework to be put in place between the UK and the EU remains unclear and the ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets may continue for some time. In particular,

Brexit may lead to a call for similar referendums in other European jurisdictions which may cause increased economic volatility in the European and global markets and may destabilize some or all of the other EU member countries. This uncertainty may have an adverse effect on the economy generally and on the ability of the Fund and its investments to execute their respective strategies, to receive attractive returns and/or to exit certain investments at an advantageous time or price. In particular, currency volatility may mean that the returns of the Fund and its investments are adversely affected by market movements and may make it more difficult, or more expensive, if the Fund elects to execute currency hedges. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of portfolio companies or investments located in the UK or Europe. In light of the above, no definitive assessment can currently be made regarding the impact that Brexit will have on the Fund, its investments or its organization more generally.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the recent coronavirus (COVID-19) outbreak, generally subsided, uncertainty and periods of volatility still remain, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the work in which the Fund invests.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Economic Events and Market Risk

Periods of market volatility may continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and our business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/ or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Regulation and Government Intervention Risk.

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

In light of popular, political and judicial focus on finance related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.

The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. In addition, during any periods of rising inflation, dividend rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to common shareholders.

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Anti-Takeover Provisions of the Fund’s Governing Documents

The Fund’s Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund.

Special Risks Related to Fund Investments in Preferred Securities

There are special risks associated with the Fund’s investing in preferred securities, including:

●	Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer dividends or distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its dividends or distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

●	Non-Cumulative Dividends. Some preferred securities are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred security held by the Fund determine not to pay dividends or distributions on such security, the Fund’s return from that security may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred securities in which the Fund invests will be declared or otherwise made payable.

●	Subordination. Preferred securities are subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt security instruments.

●	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

●	Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may be entitled to elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

●	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. A redemption by the issuer may negatively impact the return of the security held by the Fund.

●	Phantom Income. Some preferred securities are classified as debt for U.S. federal income tax purposes.

Special Risks to Holders of Notes

There may not be an established market for our notes. To the extent that our notes trade, they may trade at a price either higher or lower than their principal amount depending on interest rates, the rating (if any) on such notes and other factors.

Special Risks of Notes to Holders of Common Shares

If the interest rate on the notes approaches the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the common shares would be reduced. Any decline in the NAV of the Fund’s investments would be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for the common shares. The Fund might be in danger of failing to maintain the required asset coverage of the notes. Holders of notes may have different interests than holders of common shares and at times may have disproportionate influence over the Fund’s affairs. In the event the Fund fails to maintain the specified level of asset coverage of any notes outstanding, the holders of the notes will have the right to elect a majority of the Fund’s trustees.

Special Risks for Holders of Subscription Rights

The issuance of subscription rights to purchase our common shares may substantially dilute the aggregate NAV of the common shares owned by shareholders who do not fully exercise their rights in the offering. Shareholders who do not exercise their rights to purchase common shares will own a smaller proportional interest in the Fund than they did before the offering. In the case of subscription rights for preferred shares, there is a risk that changes in yield or changes in the credit quality of the Fund may result in the underlying preferred shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights for the preferred shares. Investors who receive subscription rights may find that there is no market to sell rights they do not wish to exercise. If investors exercise only a portion of the rights, the number of preferred shares or common shares issued may be reduced, and the preferred shares or common shares may trade at less favorable prices than larger offerings for similar securities.

Investment Companies

The Fund may invest in the securities of other investment companies to the extent permitted by law. To the extent the Fund invests in the common equity of investment companies, the Fund will bear its ratable share of any such investment company’s expenses, including management fees. The Fund will also remain obligated to pay management fees to the Investment Adviser with respect to the assets invested in the securities of other investment companies. In these circumstances holders of the Fund’s common shares will be subject to duplicative investment expenses.

Counterparty Risk

The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Loans of Portfolio Securities

Consistent with applicable regulatory requirements and the Fund’s investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to certain notice provisions) and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund’s loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements.

Management Risk

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Status as a Regulated Investment Company

The Fund has qualified, and intends to remain qualified, for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem preferred shares to the extent necessary in order to maintain compliance with such asset coverage requirements.

Leverage Risk

The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The Fund uses financial leverage for investment purposes by issuing preferred shares. As of December 31, 2022, the amount of leverage represented approximately 21% of the Fund’s total net assets. All series of the Fund’s preferred shares have the same seniority with respect to distributions and liquidation preference. Preferred shares have seniority over common shares with respect to distributions and upon liquidation of the Fund.

The Fund’s use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The Fund cannot assure that the issuance of preferred shares will result in a higher yield or return to the holders of the common shares. Also, as the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make common share distributions and such a failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code.

●	Preferred Share Risk. The issuance of preferred shares causes the NAV and market value of the common shares to become more volatile. If the dividend rate on the preferred shares approaches the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the common shares would be reduced. If the dividend rate on the preferred shares plus the management fee annual rate of 1.00% (as applicable) exceeds the net rate of return on the Fund’s portfolio, the leverage will result in a lower rate of return to the holders of common shares than if the Fund had not issued preferred shares.

Any decline in the NAV of the Fund’s investments would be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for the common shares. The Fund might be in danger of failing to maintain the required asset coverage of the preferred shares or of losing its ratings on the preferred shares or, in an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares. In order to counteract such an event, the Fund might need to liquidate investments in order to fund a redemption of some or all of the preferred shares.

In addition, the Fund would pay (and the holders of common shares will bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, including the advisory fees on the incremental assets attributable to such shares.

Holders of preferred shares may have different interests than holders of common shares and may at times have disproportionate influence over the Fund’s affairs. Holders of preferred shares, voting separately as a single class, would have the right to elect two members of the Board at all times and in the event dividends become two full years in arrears would have the right to elect a majority of the Trustees until such arrearage is completely eliminated. In addition, preferred shareholders have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion of the Fund to open-end status, and accordingly can veto any such changes.

Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of the Fund’s common shares and preferred shares, both by the 1940 Act and by requirements imposed by rating agencies, might impair the Fund’s ability to maintain its qualification as a regulated investment company for federal income tax purposes. While the Fund intends to redeem its preferred shares to the extent necessary to enable the Fund to distribute its income as required to maintain its qualification as a regulated investment company under the Code, there can be no assurance that such actions can be effected in time to meet the Code requirements.

●	Portfolio Guidelines of Rating Agencies for Preferred Shares and/or Credit Facility. In order to obtain and maintain attractive credit quality ratings for preferred shares or borrowings, the Fund must comply with investment quality, diversification and other guidelines established by the relevant rating agencies. These tests tend to require over-collateralization and may be more difficult to satisfy to the extent the Fund’s portfolio securities are of lower credit quality, longer maturity or not diversified by issuer and industry within the meaning of such rating agencies’ collateralization tests. These guidelines could affect portfolio decisions and may be more stringent than those imposed by the 1940 Act. In the event that a rating on the Fund’s preferred shares or notes is lowered or withdrawn by the relevant rating agency, the

Fund may also be required to redeem all or part of its outstanding preferred shares or notes, and the common shares of the Fund will lose the potential benefits associated with a leveraged capital structure.

●	Impact on Common Shares. Assuming that leverage will (1) be equal in amount to approximately % of the Fund’s total net assets, and (2) charge interest or involve dividend payments at a projected blended annual average leverage dividend or interest rate of 4.35%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 0.93% of the Fund’s total net assets in order to cover such interest or dividend payments and other expenses specifically related to leverage. These numbers are merely estimates, used for illustration. Actual dividend rates, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects leverage representing 21% of the Fund’s total assets, the Fund’s current projected blended annual average leverage dividend or interest rate of 4.35%, a management fee at an annual rate of 1.00% of the liquidation preference of any outstanding preferred shares and estimated annual incremental expenses attributable to any outstanding preferred shares of 0.02% of the Fund’s net assets attributable to common shares.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholder	(14.18)%	(7.84)%	(1.51)%	4.83%	11.17%

Common share total return is composed of two elements — the common share distributions paid by the Fund (the amount of which is largely determined by the taxable income of the Fund (including realized gains or losses) after paying interest on any debt and/or dividends on any preferred shares) and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy total return. For example, to assume a total return of 0% the Fund must assume that the income it receives on its investments is entirely offset by expenses and losses in the value of those investments. The Fund’s shares are leveraged and the risks and special considerations related to leverage described in this prospectus apply. Such leveraging of the shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objectives and policies.

Special Risks to Holders of Fixed Rate Preferred Shares

●	Illiquidity Prior to Exchange Listing. Prior to the offering, there will be no public market for any additional series of Fixed Rate Preferred Shares. In the event any additional series of Fixed Rate Preferred

Shares are issued, prior application will have been made to list such shares on a national securities exchange, which will likely be the NYSE. However, during an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, though, they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period.

●	Market Price Fluctuation. Fixed Rate Preferred Shares may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates.

Common Share Distribution Policy Risk

The Fund has adopted a policy, which may be changed at any time by the Board, of paying distributions on its common shares of $0.05 per share per month. In the event the Fund does not generate a total return from dividends and interest received and net realized capital gains in an amount equal to or in excess of its stated distribution in a given year, the Fund may return capital as part of such distribution, which may have the effect of decreasing the asset coverage per share with respect to the Fund’s preferred shares. Any return of capital should not be considered by investors as yield or total return on their investment in the Fund. Shareholders should not assume that a distribution from the Fund is comprised exclusively of net profits. For the fiscal year ended December 31, 2022, the Fund made distributions of $0.60 per common share, of which approximately $0.49 per share is deemed a return of capital. The Fund has made monthly distributions with respect to its common shares since October 1999. A portion of the distributions to holders of common shares during seventeen of the twenty-two fiscal years since the Fund’s inception has constituted a return of capital. The composition of each distribution is estimated based on the earnings of the Fund as of the record date for each distribution. The actual composition of each of the current year’s distributions will be based on the Fund’s investment activity through the end of the calendar year.

Investment Restrictions

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of common shares and preferred shares voting together as a single class. The Fund may become subject to guidelines that are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody’s or Fitch Ratings Inc. on its preferred shares. See “Leverage Risk — Portfolio Guidelines of Rating Agencies for Preferred Shares and/or Credit Facility.

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions in relation to all or a portion of the Fund’s Series B Auction Market Preferred Shares (the “Series B Preferred”) in order to manage the impact on its portfolio of changes in the dividend rate of such shares. At present, the Fund has not entered into an interest rate swap on a percentage of its outstanding Series B Preferred. Through these transactions the Fund may, for example, obtain the equivalent of a fixed rate for the Series B Preferred that is lower than the Fund would have to pay if it issued Fixed Rate Preferred Shares. The use of interest rate swaps and caps is a highly specialized activity that involves certain risks to the Fund including, among others, counterparty risk and early termination risk.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on its Series B Preferred. In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred shares dividends or distributions when due in accordance with the statement of preferences of the Series B Preferred even if the counterparty defaulted. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend or distribution payments on the Series B Preferred. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend or distribution payments on the Series B Preferred. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage for the Series B Preferred. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. Under the statement of preferences for each series of the preferred shares, if the Fund fails to maintain the required asset coverage on the outstanding preferred shares or fails to comply with other covenants, the Fund may be required to redeem some or all of these shares. The Fund generally may redeem the Series B Preferred, in whole or in part, at its option at any time (usually on a dividend or distribution payment date), other than during a non-call period. Such redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by the Fund to the counterparty, while early termination of a cap could result in a termination payment to the Fund.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will monitor any such swap with a view to ensuring that the Fund remains in compliance with all applicable regulatory investment policy and tax requirements.

Legislation Risk

At any time after the date of this report, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. The Investment Adviser cannot predict the effects of any new governmental regulation that may be implemented and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Reliance on Service Providers Risk

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Cyber Security Risk

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Misconduct of Employees and of Service Providers Risk

Misconduct or misrepresentations by employees of the Investment Adviser or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Investment Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Investment Adviser’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Investment Adviser will identify or prevent any such misconduct.

Senior Securities / leverage

As of December 31, 2022, the Fund uses leverage through the issuance of preferred shares.

Effects of Leverage

The following information is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s continued use of preferred shares, as of December 31, 2022 as a percentage of total managed assets (including assets attributable to such leverage), the estimated annual effective preferred shares dividend rate and interest expense rate payable by the Fund on such instruments (based on market conditions as of December 31, 2022), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as derivative instruments.

Preferred Shares as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares)	21%
Estimated Annual Effective Preferred Share Dividend Rate	4.35%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Preferred Share Dividend Rate	0.93%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return
Common Share Total Return for (5.00)% Assumed Portfolio Total Return	(7.77)%
Common Share Total Return for 0.00% Assumed Portfolio Total Return	(1.43)%
Common Share Total Return for 5.00% Assumed Portfolio Total Return	4.90%
Common Share Total Return for 10.00% Assumed Portfolio Total Return	11.24%

Common shares total return is composed of two elements — the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s common shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Fund’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Effects of Leverage [Text Block]

Effects of Leverage

The following information is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s continued use of preferred shares, as of December 31, 2022 as a percentage of total managed assets (including assets attributable to such leverage), the estimated annual effective preferred shares dividend rate and interest expense rate payable by the Fund on such instruments (based on market conditions as of December 31, 2022), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as derivative instruments.

Preferred Shares as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares)	21%
Estimated Annual Effective Preferred Share Dividend Rate	4.35%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Preferred Share Dividend Rate	0.93%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return
Common Share Total Return for (5.00)% Assumed Portfolio Total Return	(7.77)%
Common Share Total Return for 0.00% Assumed Portfolio Total Return	(1.43)%
Common Share Total Return for 5.00% Assumed Portfolio Total Return	4.90%
Common Share Total Return for 10.00% Assumed Portfolio Total Return	11.24%

Common shares total return is composed of two elements — the distributions paid by a Fund to holders of common shares (the amount of which is largely determined by the net investment income of the Fund after paying dividend payments on any preferred shares issued by the Fund and expenses on any forms of leverage outstanding) and gains or losses on the value of the securities and other instruments the Fund owns. As required by SEC rules, the table assumes that a Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, a Fund must assume that the income it receives on its investments is entirely offset by losses in the value of those investments. This table reflects hypothetical performance of the Fund’s portfolio and not the actual performance of the Fund’s common shares, the value of which is determined by market forces and other factors. Should the Fund elect to add additional leverage to its portfolio, any benefits of such additional leverage cannot be fully achieved until the proceeds resulting from the use of such leverage have been received by the Fund and invested in accordance with the Fund’s investment objectives and policies. As noted above, the Fund’s willingness to use additional leverage, and the extent to which leverage is used at any time, will depend on many factors, including, among other things, the Fund’s assessment of the yield curve environment, interest rate trends, market conditions and other factors.

Annual Interest Rate [Percent]	4.35%
Annual Coverage Return Rate [Percent]	0.93%
Effects of Leverage [Table Text Block]

Preferred Shares as a Percentage of Total Managed Assets (Including Assets Attributable to Preferred Shares)	21%
Estimated Annual Effective Preferred Share Dividend Rate	4.35%
Annual Return Fund Portfolio Must Experience (net of expenses) to Cover Estimated Annual Effective Preferred Share Dividend Rate	0.93%
Common Share Total Return for (10.00)% Assumed Portfolio Total Return
Common Share Total Return for (5.00)% Assumed Portfolio Total Return	(7.77)%
Common Share Total Return for 0.00% Assumed Portfolio Total Return	(1.43)%
Common Share Total Return for 5.00% Assumed Portfolio Total Return	4.90%
Common Share Total Return for 10.00% Assumed Portfolio Total Return	11.24%

Return at Minus Five [Percent]	(7.77%)
Return at Zero [Percent]	(1.43%)
Return at Plus Five [Percent]	4.90%
Return at Plus Ten [Percent]	11.24%
Effects of Leverage, Purpose [Text Block]

The following information is furnished in response to requirements of the SEC. It is designed to, among other things, illustrate the effects of leverage through the use of senior securities, as that term is defined under Section 18 of the 1940 Act, on Common Share total return, assuming investment portfolio total returns (consisting of income and changes in the value of investments held in a Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund’s continued use of preferred shares, as of December 31, 2022 as a percentage of total managed assets (including assets attributable to such leverage), the estimated annual effective preferred shares dividend rate and interest expense rate payable by the Fund on such instruments (based on market conditions as of December 31, 2022), and the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover such costs. The information below does not reflect the Fund’s use of certain other forms of economic leverage achieved through the use of other instruments or transactions not considered to be senior securities under the 1940 Act, such as derivative instruments.

Share Price [Table Text Block]

Share Price Data The following table sets forth for the quarters indicated, the high and low closing prices on the NYSE per share of the Fund’s common shares and the NAV and the premium or discount from NAV at which the common shares was trading, expressed as a percentage of NAV, at each of the high and low NYSE closing prices provided.

			Corresponding
			Net Asset		Corresponding
			Value		Premium or
	Common Share		(“NAV”) Per		Discount as a %
	Market Price		Share		of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2021	$8.00	$6.64	$4.23	$3.79	89.12%	75.12%
June 30, 2021	$8.02	$6.81	$4.36	$4.53	83.94%	50.33%
September 30, 2021	$8.28	$7.58	$4.36	$4.28	89.90%	77.10%
December 31, 2021	$8.25	$7.82	$4.28	$4.15	92.75%	88.43%
March 31, 2022	$8.34	$6.90	$4.25	$4.09	96.24%	68.70%
June 30, 2022	$7.35	$6.41	$4.33	$3.74	69.75%	71.39%
September 30, 2022	$7.98	$6.57	$4.08	$3.58	95.59%	83.52%
December 31, 2022	$7.51	$6.68	$3.65	$3.35	105.75%	99.40%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the years ended December 31, 2022 and December 31, 2021, the Fund did not repurchase any common shares of beneficial interest in the open market.

Transactions in shares of beneficial interest were as follows:

	Year Ended		Year Ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Net increase in net assets from common shares issued in rights offering	9,133,529	$50,234,410	7,885,840	$43,372,120
Net increase in net assets from common shares issued upon reinvestment of distributions	1,011,565	6,983,503	820,290	6,084,011
Net increase	10,145,094	$57,217,913	8,706,130	$49,456,131

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Series B and Series C Preferred Shares at redemption prices of $25,000 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series B Preferred at the redemption price. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2022, the Fund repurchased and retired 12,774 of the Series C Preferred Shares in the open market at an investment of $303,012 and an average discount of approximately 5.2% from its liquidation preference; the Fund did not repurchase any shares of Series B Preferred.

On January 31, 2022, the Fund redeemed all Series A Preferred at the Redemption Price of $25.13671875 per share, which consisted of the liquidation preference of $25.00 plus $0.13671875 per share representing accumulated but unpaid dividends and distributions to the redemption date of January 31, 2022.

For Series B Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B Preferred Shares is 200 basis points greater than the seven day ICE LIBOR rate on the date of such auction.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. As a result, since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B Preferred Shares have no other effective alternative rate setting provision, a last-resort fallback of fixing this LIBOR-based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a fixed maximum rate for Series B Preferred Shares of 2.076% for all failed auctions after December 31, 2021. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to divergent and unexpected economic results for the Fund and holders of the Series B Preferred Shares since the rates payable on the Series B Preferred Shares are no longer likely to be representative of prevailing market rates.

Existing Series B Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund has the authority to purchase its Series B auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction market preferred shares, and the timing and amount of any auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

The following table summarizes Cumulative Preferred Shares information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2022 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	12/31/2022	Net Proceeds	Rate Range	12/31/2022	12/31/2022
B Auction Market	July 31, 2003	1,000	900	$24,590,026	2.076%	2.076%	$3,839
C 5.375%	May 31, 2016	2,000,000	1,987,226	$48,142,029	Fixed Rate	5.375%	$37,088

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

On March 11, 2021, the Fund distributed one transferable right for each of the 55,200,877 common shares outstanding held on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.50 per share. On May 21, 2021, the Fund issued 7,885,840 common shares receiving net proceeds of $43,001,743, after the deduction of offering expenses of $370,377. The NAV of the Fund increased by $0.13 per share on the day the additional shares were issued due to the additional shares being issued above NAV. On March 10, 2022, the Fund distributed one transferable right for each of the 63,934,698 common shares outstanding held on that date. Seven rights were required to purchase one additional common share at the subscription price of $5.50 per share. On April 20, 2022, the Fund issued 9,133,529 common shares receiving net proceeds of $49,849,194, after the deduction of offering expenses of $385,216. The NAV of the Fund increased by $0.16 per share on the day the additional shares were issued due to the additional shares being issued above NAV. The fund has an effective shelf registration authorizing an additional $141 million of common or preferred shares.

Deregulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deregulation. Changing regulation constitutes one of the industry-specific risks for the Fund, especially with respect to its investments in traditionally regulated public utilities and partially regulated utility companies. Domestic and foreign regulators monitor and control utility revenues and costs, and therefore may limit utility profits and dividends paid to investors, which could result in reduced income to the Fund. Regulatory authorities also may restrict a company’s access to new markets, thereby diminishing the company’s long term prospects. The deregulation of certain utility companies may eliminate restrictions on profits and dividends, but may also subject these companies to greater risks of loss. Deregulation of the utility industry could have a positive or negative impact on the Fund. The Investment Adviser believes that certain utility companies’ fundamentals should continue to improve as the industry undergoes deregulation. Companies may seek to strengthen their competitive positions through mergers and takeovers. The loosening of the government regulation of utilities should encourage convergence within the industry. Improving earnings prospects, strong cash flows, share repurchases and takeovers from industry consolidation may tend to boost share prices. However, as has occurred in California and elsewhere, certain companies may be less able to meet the challenge of deregulation as competition increases and investments in these companies would not be likely to perform well. Individual sectors of the utility market are subject to additional risks. These risks can apply to all utility companies — regulated or fully or partially deregulated and unregulated. For example, telecommunications companies have been affected by technological developments leading to increased competition, as well as changing regulation of local and long-distance telephone services and other telecommunications businesses. Certain telecommunications companies have been adversely affected by the new competitive climate.

Financing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financing. Currently and historically, companies in the Utility Industry have encountered difficulties in obtaining financing for construction programs during inflationary periods. Issuers experiencing difficulties in financing construction programs may also experience lower profitability, which can result in reduced income to the Fund.

Equipment and Supplies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equipment and Supplies. Traditional utility companies face the risk of lengthy delays and increased costs associated with the design, construction, licensing and operation of their facilities. Moreover, technological innovations may render existing plants, equipment or products obsolete. Increased costs and a reduction in the availability of fuel (such as oil, coal, nuclear or natural gas) also may adversely affect the profitability of utility companies.

Electric utilities may be burdened by unexpected increases in operating costs. They may also be negatively affected when long term interest rates rise. Long term borrowings are used to finance most utility investments, and rising interest rates lead to higher financing costs and reduced earnings. There are also the considerable costs associated with environmental compliance, nuclear waste clean-up, cap and trade or other programs designed to reduce carbon dioxide and other greenhouse emissions, and safety regulation. Increasingly, regulators are calling upon electric utilities to bear these added costs, and there is a risk that these costs will not be fully recovered through an increase in revenues.

Among gas companies, there has been a move to diversify into oil and gas exploration and development, making investment returns more sensitive to energy prices. In the case of the water utility sector, the industry is highly fragmented, and most water supply companies find themselves in mature markets, although upgrading of fresh water and waste water systems is an expanding business.

Emerging Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets

An “emerging market” country is any country that is considered to be an emerging or developing country by the International Bank for Reconstruction and Development (the “World Bank”). Investing in securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments and restrictions on repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors’ perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. Other risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; overdependence on exports, including gold and natural resources exports, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; potential for sanctions; less developed legal systems, and deficiencies in regulatory oversight, market infrastructure, shareholder protections; differences in regulatory, accounting, auditing and financial reporting and recordkeeping standards; and less reliable securities custodial services and settlement practices.

Small and Mid-Cap Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Mid-Cap Stock Risk

The Fund may invest in companies with small or medium capitalizations. Smaller and medium company stocks can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller or medium company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller and medium company stocks may be particularly sensitive to changes in interest rates, borrowing costs and earnings. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company’s stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

Industry Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Industry Risks

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in foreign and domestic companies involved in the Utility Industry and, as a result, the value of the common shares will be more susceptible to factors affecting those particular types of companies, including governmental regulation, inflation, cost increases in fuel and other operating expenses, technological innovations that may render existing products and equipment obsolete and increasing interest rates resulting in high interest costs on borrowings needed for capital construction programs, including costs associated with compliance with environmental and other regulations.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk. The Fund concentrates its investments in the Utility Industry. As a result, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that had securities representing a broader range of investment alternatives. The prices of securities issued by traditional utility companies may change in response to interest rate changes. There is no guarantee that this relationship will continue.

Government Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Regulation. Companies in certain sectors of the Utility Industry (such as power generation and distribution) are subject to extensive governmental regulatory requirements. Certain of these regulations that are intended to limit the concentration of ownership and control of companies in these industries may prevent companies in which the Fund invests from making certain investments that they would otherwise make. Other regulations may cause Utility Industry companies to incur substantial additional costs or lengthy delays in connection with the completion of capital investments or the introduction of new products or services to market. There are substantial differences between the regulatory practices and policies in various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, permit companies to implement rate increases or that such increases will be adequate to permit the payment of dividends on such issuer’s common shares. Additionally, existing and possible future regulatory legislation may make it even more difficult for companies in the Utility Industry to obtain adequate relief from rate regulation.

Regulatory considerations limit the percentage of the shares of a public utility held by a fund or by an adviser and its affiliates on behalf of all their clients. Various types of ownership restrictions are imposed by the Federal Communications Commission (“FCC”) on investment in media companies and cellular licensees. These rules limit the number of broadcast stations both locally and nationally that a single entity is permitted to own, operate, or control and prohibit ownership of certain competitive communications providers in the same location. The FCC also applies limited ownership restrictions on cellular licensees serving rural areas. Attributable interests that may result from the role of the Investment Adviser and its principals in connection with other funds, managed accounts and companies may limit the Fund’s ability to invest in certain mass media and cellular companies. These limitations may unfavorably restrict the ability of the Fund to make certain investments.

Long Term Objective: Not a Complete Investment Program [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long Term Objective: Not a Complete Investment Program

The Fund is intended for investors seeking long term capital growth and income. The Fund is not meant to provide a vehicle for those who wish to exploit short term swings in the stock market. An investment in shares of the Fund should not be considered a complete investment program. Each shareholder should take into account the Fund’s investment objective as well as the shareholder’s other investments when considering an investment in the Fund.

Market Value and Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Value and Net Asset Value

The Fund is a diversified, closed-end management investment company. Shares of closed-end funds are bought and sold in the securities markets and may trade at either a premium to or discount from NAV. Listed shares of closed-end investment companies often trade at discounts from NAV. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that its NAV may decrease. The Fund cannot predict whether its listed shares will trade at, below or above NAV. The risk of holding shares of a closed-end fund that might trade at a discount is more pronounced for shareholders who wish to sell their shares in a relatively short period of time after acquiring them because, for those investors, realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The Fund’s shares are not subject to redemption. Shortly after the inception of the Fund, the market price of the Fund exceeded the NAV and the premium continues today. Shareholders desiring liquidity may, subject to applicable securities laws, trade their Fund shares on the NYSE or other markets on which such shares may trade at the then-current market value, which may differ from the then-current NAV. Shareholders will incur brokerage or other transaction costs to sell shares.

Non-Investment Grade Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade Securities

The Fund may invest up to 25% of its total assets in fixed income securities rated below investment grade by recognized statistical rating agencies or unrated securities of comparable quality. These securities, which may be preferred stock or debt, are predominantly speculative and involve major risk exposure to adverse conditions. Debt securities that are not rated or that are rated lower than “BBB” by S&P or lower than “Baa” by Moody’s are referred to in the financial press as “junk bonds.” Such securities are subject to greater risks than investment grade securities, which reflect their speculative character, including the following:

●	greater volatility;
●	greater credit risk;
●	potentially greater sensitivity to general economic or industry conditions;
●	potential lack of attractive resale opportunities (illiquidity); and
●	additional expenses to seek recovery from issuers who default

Fixed income securities purchased by the Fund may be rated as low as C by Moody’s or D by S&P or may be unrated securities considered to be of equivalent quality. Securities that are rated C by Moody’s are the lowest rated class and can be regarded as having extremely poor prospects of ever obtaining investment-grade standing. Debt rated D by S&P is in default or is expected to default upon maturity of payment date.

The market value of non-investment grade securities may be more volatile than the market value of higher rated securities and generally tends to reflect the market’s perception of the creditworthiness of the issuer and short term market developments to a greater extent than more highly rated securities, which primarily reflect fluctuations in general levels of interest rates. Generally, such non-investment grade securities and unrated securities of comparable quality offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality securities. In addition, such securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because such non-investment grade securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. In light of these risks, the Investment Adviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer’s operating history, financial resources and its sensitivity to economic conditions and trends, the market support for the facility financed by the issue, the perceived ability and integrity of the issuer’s management, and regulatory matters.

Non-investment grade securities also present risks based on payment expectations. If an issuer calls the obligation for redemption (often a feature of fixed income securities), the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, as the principal value of nonconvertible bonds and preferred stocks moves inversely with movements in interest rates, when interest rates rise the value of the securities held by the Fund may decline proportionately more than a portfolio consisting of higher rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value due to changes in interest rates than bonds that pay regular income streams.

Ratings are relative and subjective, and are not absolute standards of quality. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.

As part of its investment in non-investment grade securities, the Fund may invest in securities of issuers in default. The Fund will make an investment in securities of issuers in default only when the Investment Adviser believes that such issuers will honor their obligations or emerge from bankruptcy protection under a plan pursuant to which the securities received by the Fund in exchange for its defaulted securities will have a value in excess of the Fund’s investment. By investing in securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of the securities will not otherwise appreciate.

Equity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Risk

Investing in the Fund involves equity risk, which is the risk that the securities held by the Fund will fall in market value due to adverse market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate and the particular circumstances and performance of particular companies whose securities the Fund holds. An investment in the Fund represents an indirect economic stake in the securities owned by the Fund, which are for the most part traded on securities exchanges or in the OTC markets. The market value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The NAV of the Fund may at any point in time be worth less than the amount at the time the shareholder invested in the Fund, even after taking into account any reinvestment of distributions.

Foreign Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities

The Fund may invest its assets in foreign securities without limitation, including securities of issuers whose primary operations or principal trading market is in an “emerging market.” Investments in the securities of foreign issuers involve certain considerations and risks not ordinarily associated with investments in securities of domestic issuers. Foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States companies. Foreign securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other foreign taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. In addition, with respect to certain countries, there are risks of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Dividend income that the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

There may be less publicly available information about a foreign company than a United States company. Foreign securities markets may have substantially less volume than United States securities markets and some foreign company securities are less liquid than securities of otherwise comparable United States companies. A portfolio of foreign securities may also be adversely affected by fluctuations in the rates of exchange between the currencies of different nations and by exchange control regulations. Foreign markets also have different clearance and settlement procedures that could cause the Fund to encounter difficulties in purchasing and selling securities on such markets and may result in the Fund missing attractive investment opportunities or experiencing loss. In addition, a portfolio that includes foreign securities can expect to have a higher expense ratio because of the increased transaction costs on non-United States securities markets and the increased costs of maintaining the custody of foreign securities.

The Fund also may purchase sponsored American Depositary Receipts (“ADRs”) or United States dollar denominated securities of foreign issuers. ADRs are receipts issued by United States banks or trust companies in respect of securities of foreign issuers held on deposit for use in the United States securities markets. While ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted, many of the risks associated with foreign securities may also apply to ADRs. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Special Risks of Derivative Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Derivative Transactions

The Fund may participate in derivative transactions. Such transactions entail certain execution, market, liquidity, hedging and tax risks. Participation in the options, futures or swaps markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If the Investment Adviser’s prediction of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the consequences to the Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency, swaps contracts, futures contracts and options on futures contracts, swap contracts, securities indices and foreign currencies include:

●	dependence on the Investment Adviser’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets;

●	imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities or currencies being hedged;

●	the fact that skills needed to use these strategies are different from those needed to select portfolio securities;

●	the possible absence of a liquid secondary market for any particular instrument at any time;

●	the possible need to defer closing out certain hedged positions to avoid adverse tax consequences;

●	the possible inability of the Fund to purchase or sell a security at a time that otherwise would be favorable for it to do so; and

●	the creditworthiness of counterparties.

Options, futures contracts, swaps contracts, and options thereon and forward contracts on securities and currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the ability of the Fund to act upon economic events occurring in the foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) less trading volume. Exchanges on which options, futures, swaps, and options on futures or swaps are traded may impose limits on the positions that the Fund may take in certain circumstances.

Many OTC derivatives are valued on the basis of dealers’ pricing of these instruments. However, the price at which dealers value a particular derivative and the price which the same dealers would actually be willing to pay for such derivative should the Fund wish or be forced to sell such position may be materially different. Such differences can result in an overstatement of the Fund’s NAV and may materially adversely affect the Fund in situations in which the Fund is required to sell derivative instruments. Exchange-traded derivatives and OTC derivative transactions submitted for clearing through a central counterparty have become subject to minimum initial and variation margin requirements set by the relevant clearinghouse, as well as possible margin requirements mandated by the SEC or the Commodity Futures Trading Commission. These regulators also have broad discretion to impose margin requirements on non-cleared OTC derivatives. These margin requirements will increase the overall costs for the Fund.

While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.

Derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs.

Under Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivatives in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. See “—Derivatives Transactions Subject to Rule18f-4 Under the 1940 Act” below.

Derivatives Transactions Subject to Rule 18f-4 Under the 1940 Act. Rule 18f-4 under the 1940 Act governs the Fund’s use of derivative instruments and certain other transactions that create future payment and/or delivery obligations by the Fund. Rule 18f-4 permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Section 18 of the Investment Company Act, among other things, prohibits closed-end funds, including the Trust, from issuing or selling any “senior security” representing indebtedness (unless the fund maintains 300% “asset coverage”) or any senior security representing stock (unless the fund maintains 200% “asset coverage”). In connection with the adoption of Rule 18f-4, the SEC eliminated the asset segregation framework arising from prior SEC guidance for covering Derivatives Transactions and certain financial instruments.

Under Rule 18f-4, “Derivatives Transactions” include the following: (i) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (ii) any short sale borrowing; (iii) reverse repurchase agreements and similar financing transactions, if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (iv) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to (i) appoint a Derivatives Risk Manager, (ii) maintain a Derivatives Risk Management Program designed to identify, assess, and reasonably manage the risks associated with Derivatives Transactions; (iii) comply with certain value-at-risk (VaR)-based leverage limits (VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon and at a specified confidence level); and (iv) comply with certain Board reporting and recordkeeping requirements.

Rule 18f-4 provides an exception from the requirements to appoint a Derivatives Risk Manager, adopt a Derivatives Risk Management Program, comply with certain VaR-based leverage limits, and comply with certain Board oversight and reporting requirements if the Fund’s “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).

Pursuant to Rule 18f-4, if the Fund enters into reverse repurchase agreements or similar financing transactions, the Fund will (i) aggregate the amount of indebtedness associated with all of its reverse repurchase agreements or similar financing transactions with the amount of any other “senior securities” representing indebtedness (e.g., bank borrowings, if applicable) when calculating the Fund’s asset coverage ratio or (ii) treat all such transactions as Derivatives Transactions.

The requirements of Rule 18f-4 may limit the Fund’s ability to engage in Derivatives Transactions as part of its investment strategies. These requirements may also increase the cost of the Fund’s investments and cost of doing business, which could adversely affect the value of the Fund’s investments and/or the performance of the Fund.

Futures Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures Transactions

Futures and options on futures entail certain risks, including but not limited to the following:

●	no assurance that futures contracts or options on futures can be offset at favorable prices;
●	possible reduction of the yield of the Fund due to the use of hedging;
●	possible reduction in value of both the securities hedged and the hedging instrument;
●	possible lack of liquidity due to daily limits or price fluctuations;
●	imperfect correlation between the contracts and the securities being hedged; and
●	losses from investing in futures transactions that are potentially unlimited.

The Fund’s ability to establish and close out positions in futures contracts and options thereon will be subject to the development and maintenance of liquid markets. Although the Fund generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time.

In the event no liquid market exists for a particular futures contract or option thereon in which the Fund maintains a position, it will not be possible to effect a closing transaction in that contract or to do so at a satisfactory price and the Fund would have to either make or take delivery under the futures contract or, in the case of a written option, wait to sell the underlying securities until the option expires or is exercised or, in the case of a purchased option, exercise the option. In the case of a futures contract or an option thereon which the Fund has written and which the Fund is unable to close, the Fund would be required to maintain margin deposits on the futures contract or option thereon and to make variation margin payments until the contract is closed.

Successful use of futures contracts and options thereon and forward contracts by the Fund is subject to the ability of the Investment Adviser to predict correctly movements in the direction of interest and foreign currency rates. If the Investment Adviser’s expectations are not met, the Fund will be in a worse position than if a hedging strategy had not been pursued. For example, if the Fund has hedged against the possibility of an increase in interest rates that would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet the requirements. These sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities at a time when it is disadvantageous to do so.

Swap Agreements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Swap Agreements

Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, some swap agreements may be considered by the Fund to be illiquid. Restrictions imposed by the tax rules applicable to regulated investment companies may limit the Fund’s ability to use swap agreements. The swap market currently is largely unregulated. It is possible that developments in the swap market, including potential significant government regulation as a result of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) or otherwise, could adversely affect the Fund’s ability to enter into or terminate swap agreements or to realize amounts to be received under these agreements. Swap transactions may involve substantial leverage.

Forward Currency Exchange Contracts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Currency Exchange Contracts

The use of forward currency exchange contracts may involve certain risks, including the failure of the counterparty to perform its obligations under the contract and that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged or used for cover.

Dependence on Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Key Personnel

The Investment Adviser is dependent upon the expertise of Mr. Mario J. Gabelli in providing advisory services with respect to the Fund’s investments. If the Investment Adviser were to lose the services of Mr. Gabelli, its ability to service the Fund could be adversely affected. There can be no assurance that a suitable replacement could be found for Mr. Gabelli in the event of his death, resignation, retirement or inability to act on behalf of the Investment Adviser.

Coronavirus (“COVID-19”) and Global Health Event Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Coronavirus (“COVID-19”) and Global Health Event Risk

As of the date of this annual report, there is an outbreak of a highly contagious form of a novel coronavirus known as “COVID 19.” COVID 19 has been declared a pandemic by the World Health Organization and, in response to the outbreak, the U.S. Health and Human Services Secretary has declared a public health emergency in the United States. COVID 19 had a devastating impact on the global economy, including the U.S. economy, and resulted in a global economic recession. Many states issued orders requiring the closure of non essential businesses and/ or requiring residents to stay at home. The COVID 19 pandemic and preventative measures taken to contain or mitigate its spread have caused, and are continuing to cause, business shutdowns, cancellations of events and travel, significant reductions in demand for certain goods and services, reductions in business activity and financial transactions, supply chain interruptions and overall economic and financial market instability both globally and in the United States. Such effects will likely continue for the duration of the pandemic, which is uncertain, and for some period thereafter. While several countries, as well as certain states, counties, and cities in the United States, began to relax the early public health restrictions with a view to partially or fully reopening their economies, many cities, both globally and in the United States, continue to experience, from time to time, surges in the reported number of cases and hospitalizations related to the COVID 19 pandemic. Recurring COVID 19 outbreaks, newly discovered variant and sub variant strains of the virus and increases in cases can, and has, led to the re introduction of restrictions and business shutdowns in certain states, counties, and cities in the United States and globally, and could continue to lead to the re introduction of such restrictions elsewhere. Even after the COVID 19 pandemic subsides, the U.S. economy and most other major global economies may continue to experience a substantial economic downturn or recession, and our business and operations, as well as the business and operations of our portfolio companies, could be materially adversely affected by a prolonged economic downturn or recession in the United States and other major markets.

The current economic situation and the unprecedented measures taken by state, local and national governments around the world to combat the spread of COVID 19, as well as various social, political and psychological tensions in the United States and around the world, may continue to contribute to severe market disruptions and volatility and reduced economic activity, may have long-term negative effects on the U.S. and worldwide financial markets and economy and may cause further economic uncertainties in the United States and worldwide. The prolonged continuation or further deterioration of the current U.S. and global economic downturn could adversely impact the Fund’s portfolio. It is difficult to predict how long the financial markets and economic activity will continue to be impacted by these events and the Fund cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets.

Despite actions of the U.S. federal government and foreign governments, the uncertainty surrounding the COVID 19 pandemic and other factors has contributed to significant volatility in the global public equity markets and global debt capital markets, including the NAV of the Fund’s shares. These events could have, and/or have had, a significant impact on the Fund’s performance, NAV, income, operating results and ability to pay distributions, as well as the performance, income, operating results and viability of issuers in which it invests.

It is virtually impossible to determine the ultimate impact of COVID 19 at this time. Further, the extent and strength of any economic recovery after the COVID 19 pandemic abates, including following any intensifying of the pandemic, is uncertain and subject to various factors and conditions. Accordingly, an investment in the Fund is subject to an elevated degree of risk as compared to other market environments.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The consequences of the conflict between Russia and Ukraine, including international sanctions, further impact on inflation and increased disruption to supply chains may impact our portfolio companies, result in an economic downturn or recession either globally or locally in the U.S. or other economies, reduce business activity, spawn additional conflicts (whether in the form of traditional military action, reignited “cold” wars or in the form of virtual warfare such as cyberattacks) with similar and perhaps wider ranging impacts and consequences and have an adverse impact on the Fund’s returns and NAV.

The occurrence of events similar to those in recent years, such as localized wars, instability, new and ongoing pandemics (such as COVID-19), epidemics or outbreaks of infectious diseases in certain parts of the world, natural/environmental disasters, terrorist attacks in the United States and around the world, social and political discord, debt crises sovereign debt downgrades, increasingly strained relations between the United States and a number of foreign countries, new and continued political unrest in various countries, the exit or potential exit of one or more countries from the European Union (“EU”) or the Economic and Monetary Union, continued changes in the balance of political power among and within the branches of the U.S. government, government shutdowns, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the United States and worldwide. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, may in the future result in government shutdowns, which could have a material adverse effect on the Fund’s investments and operations. In addition, the Fund’s ability to raise additional capital in the future through the sale of securities could be materially affected by a government shutdown. Additional and/ or prolonged U.S. government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. In particular, the escalation of the conflict between Russia and Ukraine, including international sanctions, further impact on inflation and increased disruption to supply chains may impact our portfolio companies. Such unfavorable economic conditions also may also be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. The current political climate has intensified concerns about a potential trade war between China and the United States, as each country has recently imposed tariffs on the other country’s products. These actions may trigger a significant reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry, which could have a negative impact on our performance. U.S. companies that source material and goods from China and those that make large amounts of sales in China would be particularly vulnerable to an escalation of trade tensions. Uncertainty regarding the outcome of the trade tensions and the potential for a trade war could cause the U.S. dollar to decline against safe haven currencies, such as the Japanese yen and the euro. Events such as these and their consequences are difficult to predict and it is unclear whether further tariffs may be imposed or other escalating actions may be taken in the future. Any of these effects could have a material adverse effect on our business, financial condition and results of operations.

On January 31, 2020, the United Kingdom (“UK”) officially withdrew from the EU (commonly known as “Brexit”). The UK and EU reached a preliminary trade agreement, which became effective on January 1, 2021, regarding the terms of their future trading relationship relating principally to the trading of goods; however, negotiations are ongoing for matters not covered by the agreement, such as the trade of financial services. Due to uncertainty of the current political environment, it is not possible to foresee the form or nature of the future trading relationship between the UK and the EU. The longer term economic, legal, political and social framework to be put in place between the UK and the EU remains unclear and the ongoing political and economic uncertainty and periods of exacerbated volatility in both the UK and in wider European markets may continue for some time. In particular,

Brexit may lead to a call for similar referendums in other European jurisdictions which may cause increased economic volatility in the European and global markets and may destabilize some or all of the other EU member countries. This uncertainty may have an adverse effect on the economy generally and on the ability of the Fund and its investments to execute their respective strategies, to receive attractive returns and/or to exit certain investments at an advantageous time or price. In particular, currency volatility may mean that the returns of the Fund and its investments are adversely affected by market movements and may make it more difficult, or more expensive, if the Fund elects to execute currency hedges. Potential decline in the value of the British Pound and/or the Euro against other currencies, along with the potential downgrading of the UK’s sovereign credit rating, may also have an impact on the performance of portfolio companies or investments located in the UK or Europe. In light of the above, no definitive assessment can currently be made regarding the impact that Brexit will have on the Fund, its investments or its organization more generally.

While the extreme volatility and disruption that U.S. and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the recent coronavirus (COVID-19) outbreak, generally subsided, uncertainty and periods of volatility still remain, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

Cybersecurity incidents affecting particular companies or industries may adversely affect the economies of particular countries, regions or parts of the work in which the Fund invests.

The occurrence of any of these above events could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. economy and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Economic Events and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Economic Events and Market Risk

Periods of market volatility may continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. These conditions have resulted in, and in many cases continue to result in, greater price volatility, less liquidity, widening credit spreads and a lack of price transparency, with many securities remaining illiquid and of uncertain value. Such market conditions may adversely affect the Fund, including by making valuation of some of the Fund’s securities uncertain and/or result in sudden and significant valuation increases or declines in the Fund’s holdings. If there is a significant decline in the value of the Fund’s portfolio, this may impact the asset coverage levels for the Fund’s outstanding leverage.

Risks resulting from any future debt or other economic crisis could also have a detrimental impact on the global economic recovery, the financial condition of financial institutions and our business, financial condition and results of operation. Market and economic disruptions have affected, and may in the future affect, consumer confidence levels and spending, personal bankruptcy rates, levels of incurrence and default on consumer debt and home prices, among other factors. To the extent uncertainty regarding the U.S. or global economy negatively impacts consumer confidence and consumer credit factors, our business, financial condition and results of operations could be significantly and adversely affected. Downgrades to the credit ratings of major banks could result in increased borrowing costs for such banks and negatively affect the broader economy. Moreover, Federal Reserve policy, including with respect to certain interest rates, may also adversely affect the value, volatility and liquidity of dividend- and interest-paying securities. Market volatility, rising interest rates and/ or a return to unfavorable economic conditions could impair the Fund’s ability to achieve its investment objective.

Regulation and Government Intervention Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulation and Government Intervention Risk.

Federal, state, and other governments, their regulatory agencies or self-regulatory organizations may take actions that affect the regulation of the issuers in which the Fund invests in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.

In light of popular, political and judicial focus on finance related consumer protection. Financial institution practices are also subject to greater scrutiny and criticism generally. In the case of transactions between financial institutions and the general public, there may be a greater tendency toward strict interpretation of terms and legal rights in favor of the consuming public, particularly where there is a real or perceived disparity in risk allocation and/or where consumers are perceived as not having had an opportunity to exercise informed consent to the transaction. In the event of conflicting interests between retail investors holding common shares of a closed-end investment company such as the Fund and a large financial institution, a court may similarly seek to strictly interpret terms and legal rights in favor of retail investors.

The Fund may be affected by governmental action in ways that are not foreseeable, and there is a possibility that such actions could have a significant adverse effect on the Fund and its ability to achieve its investment objective.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. In addition, during any periods of rising inflation, dividend rates of any debt securities issued by the Fund would likely increase, which would tend to further reduce returns to common shareholders.

Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Deflation Risk

Deflation risk is the risk that prices throughout the economy decline over time, which may have an adverse effect on the market valuation of companies, their assets and their revenues. In addition, deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Anti-Takeover Provisions of the Fund’s Governing Documents [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions of the Fund’s Governing Documents

The Fund’s Governing Documents include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to an open-end fund.

Special Risks Related To Fund Investments In Preferred Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks Related to Fund Investments in Preferred Securities

There are special risks associated with the Fund’s investing in preferred securities, including:

●	Deferral. Preferred securities may include provisions that permit the issuer, at its discretion, to defer dividends or distributions for a stated period without any adverse consequences to the issuer. If the Fund owns a preferred security that is deferring its dividends or distributions, the Fund may be required to report income for tax purposes although it has not yet received such income.

●	Non-Cumulative Dividends. Some preferred securities are non-cumulative, meaning that the dividends do not accumulate and need not ever be paid. A portion of the portfolio may include investments in non-cumulative preferred securities, whereby the issuer does not have an obligation to make up any arrearages to its shareholders. Should an issuer of a non-cumulative preferred security held by the Fund determine not to pay dividends or distributions on such security, the Fund’s return from that security may be adversely affected. There is no assurance that dividends or distributions on non-cumulative preferred securities in which the Fund invests will be declared or otherwise made payable.

●	Subordination. Preferred securities are subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt security instruments.

●	Liquidity. Preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities.

●	Limited Voting Rights. Generally, preferred security holders (such as the Fund) have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may be entitled to elect a number of directors to the issuer’s board. Generally, once all the arrearages have been paid, the preferred security holders no longer have voting rights.

●	Special Redemption Rights. In certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date. For instance, for certain types of preferred securities, a redemption may be triggered by a change in federal income tax or securities laws. A redemption by the issuer may negatively impact the return of the security held by the Fund.

●	Phantom Income. Some preferred securities are classified as debt for U.S. federal income tax purposes.

Special Risks to Holders of Notes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks to Holders of Notes

There may not be an established market for our notes. To the extent that our notes trade, they may trade at a price either higher or lower than their principal amount depending on interest rates, the rating (if any) on such notes and other factors.

Special Risks of Notes to Holders of Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks of Notes to Holders of Common Shares

If the interest rate on the notes approaches the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the common shares would be reduced. Any decline in the NAV of the Fund’s investments would be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for the common shares. The Fund might be in danger of failing to maintain the required asset coverage of the notes. Holders of notes may have different interests than holders of common shares and at times may have disproportionate influence over the Fund’s affairs. In the event the Fund fails to maintain the specified level of asset coverage of any notes outstanding, the holders of the notes will have the right to elect a majority of the Fund’s trustees.

Special Risks for Holders of Subscription Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks for Holders of Subscription Rights

The issuance of subscription rights to purchase our common shares may substantially dilute the aggregate NAV of the common shares owned by shareholders who do not fully exercise their rights in the offering. Shareholders who do not exercise their rights to purchase common shares will own a smaller proportional interest in the Fund than they did before the offering. In the case of subscription rights for preferred shares, there is a risk that changes in yield or changes in the credit quality of the Fund may result in the underlying preferred shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights for the preferred shares. Investors who receive subscription rights may find that there is no market to sell rights they do not wish to exercise. If investors exercise only a portion of the rights, the number of preferred shares or common shares issued may be reduced, and the preferred shares or common shares may trade at less favorable prices than larger offerings for similar securities.

Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Companies

The Fund may invest in the securities of other investment companies to the extent permitted by law. To the extent the Fund invests in the common equity of investment companies, the Fund will bear its ratable share of any such investment company’s expenses, including management fees. The Fund will also remain obligated to pay management fees to the Investment Adviser with respect to the assets invested in the securities of other investment companies. In these circumstances holders of the Fund’s common shares will be subject to duplicative investment expenses.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Fund will be subject to credit risk with respect to the counterparties to the derivative contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Loans Of Portfolio Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans of Portfolio Securities

Consistent with applicable regulatory requirements and the Fund’s investment restrictions, the Fund may lend its portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to certain notice provisions) and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund’s loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed portfolio. The Investment Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Status as a Regulated Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Status as a Regulated Investment Company

The Fund has qualified, and intends to remain qualified, for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem preferred shares to the extent necessary in order to maintain compliance with such asset coverage requirements.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The Fund uses financial leverage for investment purposes by issuing preferred shares. As of December 31, 2022, the amount of leverage represented approximately 21% of the Fund’s total net assets. All series of the Fund’s preferred shares have the same seniority with respect to distributions and liquidation preference. Preferred shares have seniority over common shares with respect to distributions and upon liquidation of the Fund.

The Fund’s use of leverage, which can be described as exposure to changes in price at a ratio greater than the amount of equity invested, either through the issuance of preferred shares, borrowing or other forms of market exposure, magnifies both the favorable and unfavorable effects of price movements in the investments made by the Fund. The Fund’s leveraged capital structure creates special risks not associated with unleveraged funds having similar investment objectives and policies. The Fund cannot assure that the issuance of preferred shares will result in a higher yield or return to the holders of the common shares. Also, as the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make common share distributions and such a failure to pay dividends or make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code.

●	Preferred Share Risk. The issuance of preferred shares causes the NAV and market value of the common shares to become more volatile. If the dividend rate on the preferred shares approaches the net rate of return on the Fund’s investment portfolio, the benefit of leverage to the holders of the common shares would be reduced. If the dividend rate on the preferred shares plus the management fee annual rate of 1.00% (as applicable) exceeds the net rate of return on the Fund’s portfolio, the leverage will result in a lower rate of return to the holders of common shares than if the Fund had not issued preferred shares.

Any decline in the NAV of the Fund’s investments would be borne entirely by the holders of common shares. Therefore, if the market value of the Fund’s portfolio declines, the leverage will result in a greater decrease in NAV to the holders of common shares than if the Fund were not leveraged. This greater NAV decrease will also tend to cause a greater decline in the market price for the common shares. The Fund might be in danger of failing to maintain the required asset coverage of the preferred shares or of losing its ratings on the preferred shares or, in an extreme case, the Fund’s current investment income might not be sufficient to meet the dividend requirements on the preferred shares. In order to counteract such an event, the Fund might need to liquidate investments in order to fund a redemption of some or all of the preferred shares.

In addition, the Fund would pay (and the holders of common shares will bear) all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares, including the advisory fees on the incremental assets attributable to such shares.

Holders of preferred shares may have different interests than holders of common shares and may at times have disproportionate influence over the Fund’s affairs. Holders of preferred shares, voting separately as a single class, would have the right to elect two members of the Board at all times and in the event dividends become two full years in arrears would have the right to elect a majority of the Trustees until such arrearage is completely eliminated. In addition, preferred shareholders have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion of the Fund to open-end status, and accordingly can veto any such changes.

Restrictions imposed on the declarations and payment of dividends or other distributions to the holders of the Fund’s common shares and preferred shares, both by the 1940 Act and by requirements imposed by rating agencies, might impair the Fund’s ability to maintain its qualification as a regulated investment company for federal income tax purposes. While the Fund intends to redeem its preferred shares to the extent necessary to enable the Fund to distribute its income as required to maintain its qualification as a regulated investment company under the Code, there can be no assurance that such actions can be effected in time to meet the Code requirements.

●	Portfolio Guidelines of Rating Agencies for Preferred Shares and/or Credit Facility. In order to obtain and maintain attractive credit quality ratings for preferred shares or borrowings, the Fund must comply with investment quality, diversification and other guidelines established by the relevant rating agencies. These tests tend to require over-collateralization and may be more difficult to satisfy to the extent the Fund’s portfolio securities are of lower credit quality, longer maturity or not diversified by issuer and industry within the meaning of such rating agencies’ collateralization tests. These guidelines could affect portfolio decisions and may be more stringent than those imposed by the 1940 Act. In the event that a rating on the Fund’s preferred shares or notes is lowered or withdrawn by the relevant rating agency, the

Fund may also be required to redeem all or part of its outstanding preferred shares or notes, and the common shares of the Fund will lose the potential benefits associated with a leveraged capital structure.

●	Impact on Common Shares. Assuming that leverage will (1) be equal in amount to approximately % of the Fund’s total net assets, and (2) charge interest or involve dividend payments at a projected blended annual average leverage dividend or interest rate of 4.35%, then the annual return generated by the Fund’s portfolio (net of estimated expenses) must exceed approximately 0.93% of the Fund’s total net assets in order to cover such interest or dividend payments and other expenses specifically related to leverage. These numbers are merely estimates, used for illustration. Actual dividend rates, interest or payment rates may vary frequently and may be significantly higher or lower than the rate estimated above. The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of net investment income of the Fund, realized gains or losses of the Fund and changes in the value of the securities held in the Fund’s portfolio) of –10%, –5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. See “Risks.” The table further reflects leverage representing 21% of the Fund’s total assets, the Fund’s current projected blended annual average leverage dividend or interest rate of 4.35%, a management fee at an annual rate of 1.00% of the liquidation preference of any outstanding preferred shares and estimated annual incremental expenses attributable to any outstanding preferred shares of 0.02% of the Fund’s net assets attributable to common shares.

Assumed Return on Portfolio (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Return to Common Shareholder	(14.18)%	(7.84)%	(1.51)%	4.83%	11.17%

Common share total return is composed of two elements — the common share distributions paid by the Fund (the amount of which is largely determined by the taxable income of the Fund (including realized gains or losses) after paying interest on any debt and/or dividends on any preferred shares) and unrealized gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy total return. For example, to assume a total return of 0% the Fund must assume that the income it receives on its investments is entirely offset by expenses and losses in the value of those investments. The Fund’s shares are leveraged and the risks and special considerations related to leverage described in this prospectus apply. Such leveraging of the shares cannot be fully achieved until the proceeds resulting from the use of leverage have been invested in accordance with the Fund’s investment objectives and policies.

Special Risks to Holders of Fixed Rate Preferred Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Risks to Holders of Fixed Rate Preferred Shares

●	Illiquidity Prior to Exchange Listing. Prior to the offering, there will be no public market for any additional series of Fixed Rate Preferred Shares. In the event any additional series of Fixed Rate Preferred

Shares are issued, prior application will have been made to list such shares on a national securities exchange, which will likely be the NYSE. However, during an initial period, which is not expected to exceed 30 days after the date of its initial issuance, such shares may not be listed on any securities exchange. During such period, the underwriters may make a market in such shares, though, they will have no obligation to do so. Consequently, an investment in such shares may be illiquid during such period.

●	Market Price Fluctuation. Fixed Rate Preferred Shares may trade at a premium to or discount from liquidation value for various reasons, including changes in interest rates.

Common Share Distribution Policy Risk

The Fund has adopted a policy, which may be changed at any time by the Board, of paying distributions on its common shares of $0.05 per share per month. In the event the Fund does not generate a total return from dividends and interest received and net realized capital gains in an amount equal to or in excess of its stated distribution in a given year, the Fund may return capital as part of such distribution, which may have the effect of decreasing the asset coverage per share with respect to the Fund’s preferred shares. Any return of capital should not be considered by investors as yield or total return on their investment in the Fund. Shareholders should not assume that a distribution from the Fund is comprised exclusively of net profits. For the fiscal year ended December 31, 2022, the Fund made distributions of $0.60 per common share, of which approximately $0.49 per share is deemed a return of capital. The Fund has made monthly distributions with respect to its common shares since October 1999. A portion of the distributions to holders of common shares during seventeen of the twenty-two fiscal years since the Fund’s inception has constituted a return of capital. The composition of each distribution is estimated based on the earnings of the Fund as of the record date for each distribution. The actual composition of each of the current year’s distributions will be based on the Fund’s investment activity through the end of the calendar year.

Investment Restrictions

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of common shares and preferred shares voting together as a single class. The Fund may become subject to guidelines that are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody’s or Fitch Ratings Inc. on its preferred shares. See “Leverage Risk — Portfolio Guidelines of Rating Agencies for Preferred Shares and/or Credit Facility.

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions in relation to all or a portion of the Fund’s Series B Auction Market Preferred Shares (the “Series B Preferred”) in order to manage the impact on its portfolio of changes in the dividend rate of such shares. At present, the Fund has not entered into an interest rate swap on a percentage of its outstanding Series B Preferred. Through these transactions the Fund may, for example, obtain the equivalent of a fixed rate for the Series B Preferred that is lower than the Fund would have to pay if it issued Fixed Rate Preferred Shares. The use of interest rate swaps and caps is a highly specialized activity that involves certain risks to the Fund including, among others, counterparty risk and early termination risk.

Common Share Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Common Share Distribution Policy Risk

The Fund has adopted a policy, which may be changed at any time by the Board, of paying distributions on its common shares of $0.05 per share per month. In the event the Fund does not generate a total return from dividends and interest received and net realized capital gains in an amount equal to or in excess of its stated distribution in a given year, the Fund may return capital as part of such distribution, which may have the effect of decreasing the asset coverage per share with respect to the Fund’s preferred shares. Any return of capital should not be considered by investors as yield or total return on their investment in the Fund. Shareholders should not assume that a distribution from the Fund is comprised exclusively of net profits. For the fiscal year ended December 31, 2022, the Fund made distributions of $0.60 per common share, of which approximately $0.49 per share is deemed a return of capital. The Fund has made monthly distributions with respect to its common shares since October 1999. A portion of the distributions to holders of common shares during seventeen of the twenty-two fiscal years since the Fund’s inception has constituted a return of capital. The composition of each distribution is estimated based on the earnings of the Fund as of the record date for each distribution. The actual composition of each of the current year’s distributions will be based on the Fund’s investment activity through the end of the calendar year.

Investment Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Restrictions

The Fund has adopted certain investment limitations designed to limit investment risk and maintain portfolio diversification. These limitations are fundamental and may not be changed without the approval of the holders of a majority, as defined in the 1940 Act, of the outstanding shares of common shares and preferred shares voting together as a single class. The Fund may become subject to guidelines that are more limiting than the investment restrictions set forth above in order to obtain and maintain ratings from Moody’s or Fitch Ratings Inc. on its preferred shares. See “Leverage Risk — Portfolio Guidelines of Rating Agencies for Preferred Shares and/or Credit Facility.

Interest Rate Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Transactions

The Fund may enter into interest rate swap or cap transactions in relation to all or a portion of the Fund’s Series B Auction Market Preferred Shares (the “Series B Preferred”) in order to manage the impact on its portfolio of changes in the dividend rate of such shares. At present, the Fund has not entered into an interest rate swap on a percentage of its outstanding Series B Preferred. Through these transactions the Fund may, for example, obtain the equivalent of a fixed rate for the Series B Preferred that is lower than the Fund would have to pay if it issued Fixed Rate Preferred Shares. The use of interest rate swaps and caps is a highly specialized activity that involves certain risks to the Fund including, among others, counterparty risk and early termination risk.

The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund would agree to pay to the other party to the interest rate swap (which is known as the “counterparty”) periodically a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund periodically a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on its Series B Preferred. In an interest rate cap, the Fund would pay a premium to the counterparty to the interest rate cap and, to the extent that a specified variable rate index exceeds a predetermined fixed rate, would receive from the counterparty payments of the difference based on the notional amount of such cap. Interest rate swap and cap transactions introduce additional risk because the Fund would remain obligated to pay preferred shares dividends or distributions when due in accordance with the statement of preferences of the Series B Preferred even if the counterparty defaulted. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at that point in time, such a default could negatively affect the Fund’s ability to make dividend or distribution payments on the Series B Preferred. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund’s ability to make dividend or distribution payments on the Series B Preferred. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, resulting in a decline in the asset coverage for the Series B Preferred. A sudden and dramatic decline in interest rates may result in a significant decline in the asset coverage. Under the statement of preferences for each series of the preferred shares, if the Fund fails to maintain the required asset coverage on the outstanding preferred shares or fails to comply with other covenants, the Fund may be required to redeem some or all of these shares. The Fund generally may redeem the Series B Preferred, in whole or in part, at its option at any time (usually on a dividend or distribution payment date), other than during a non-call period. Such redemption would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transactions. Early termination of a swap could result in a termination payment by the Fund to the counterparty, while early termination of a cap could result in a termination payment to the Fund.

The Fund will usually enter into swaps or caps on a net basis; that is, the two payment streams will be netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will monitor any such swap with a view to ensuring that the Fund remains in compliance with all applicable regulatory investment policy and tax requirements.

Legislation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legislation Risk

At any time after the date of this report, legislation may be enacted that could negatively affect the assets of the Fund. Legislation or regulation may change the way in which the Fund itself is regulated. The Investment Adviser cannot predict the effects of any new governmental regulation that may be implemented and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objective.

Reliance on Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Service Providers Risk

The Fund must rely upon the performance of service providers to perform certain functions, which may include functions that are integral to the Fund’s operations and financial performance. Failure by any service provider to carry out its obligations to the Fund in accordance with the terms of its appointment, to exercise due care and skill or to perform its obligations to the Fund at all as a result of insolvency, bankruptcy or other causes could have a material adverse effect on the Fund’s performance and returns to shareholders. The termination of the Fund’s relationship with any service provider, or any delay in appointing a replacement for such service provider, could materially disrupt the business of the Fund and could have a material adverse effect on the Fund’s performance and returns to shareholders.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk

The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. Cyber attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses; the inability of Fund shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber attacks or other information security breaches in the future.

Misconduct of Employees and of Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Misconduct of Employees and of Service Providers Risk

Misconduct or misrepresentations by employees of the Investment Adviser or the Fund’s service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized trading activities, concealing unsuccessful trading activities (which, in any case, may result in unknown and unmanaged risks or losses) or making misrepresentations regarding any of the foregoing. Losses could also result from actions by the Fund’s service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. Despite the Investment Adviser’s due diligence efforts, misconduct and intentional misrepresentations may be undetected or not fully comprehended, thereby potentially undermining the Investment Adviser’s due diligence efforts. As a result, no assurances can be given that the due diligence performed by the Investment Adviser will identify or prevent any such misconduct.

Senior Securities / leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Senior Securities / leverage As of December 31, 2022, the Fund uses leverage through the issuance of preferred shares.
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount											$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000	$ 22,500,000
Senior Securities Coverage per Unit											$ 118,589	$ 93,413	$ 80,821	$ 92,425	$ 85,967	$ 82,936	$ 83,347	$ 131,744	$ 151,486	$ 146,297
Senior Securities Involuntary Liquidating Preference per Unit		$ 25,000									$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000	$ 25,000
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		B Auction Market
Outstanding Security, Authorized [Shares]		1,000
Outstanding Security, Not Held [Shares]		900									1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount											$ 49,681,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000
Senior Securities Coverage per Unit											$ 118.59	$ 93.41	$ 80.82	$ 92.43	$ 85.97	$ 82.94	$ 83.35
Senior Securities Involuntary Liquidating Preference per Unit		$ 25									25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit											$ 25.00	$ 26.02	$ 25.96	$ 25.90	$ 25.01	$ 25.32	$ 25.28
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		C 5.375%
Outstanding Security, Authorized [Shares]		2,000,000
Outstanding Security, Not Held [Shares]		1,987,226									1,987,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Common Stock [Member]
General Description of Registrant [Abstract]
Annual Interest Rate [Percent]	4.35%
Annual Coverage Return Rate [Percent]	0.93%
Return at Minus Ten [Percent]	(14.18%)
Return at Minus Five [Percent]	(7.84%)
Return at Zero [Percent]	(1.51%)
Return at Plus Five [Percent]	4.83%
Return at Plus Ten [Percent]	11.17%
Lowest Price or Bid			$ 6.68	$ 6.57	$ 6.41	$ 6.90	$ 7.82	$ 7.58	$ 6.81	$ 6.64
Highest Price or Bid			7.51	7.98	7.35	8.34	8.25	8.28	8.02	8.00
Lowest Price or Bid, NAV			3.35	3.58	3.74	4.09	4.15	4.28	4.53	3.79
Highest Price or Bid, NAV			$ 3.65	$ 4.08	$ 4.33	$ 4.25	$ 4.28	$ 4.36	$ 4.36	$ 4.23
Highest Price or Bid, Premium (Discount) to NAV [Percent]			105.75%	95.59%	69.75%	96.24%	92.75%	89.90%	83.94%	89.12%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			99.40%	83.52%	71.39%	68.70%	88.43%	77.10%	50.33%	75.12%
Latest NAV		$ 3.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		73,943,148
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount												$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000	$ 28,832,000
Senior Securities Coverage per Unit												$ 93.41	$ 80.82	$ 92.43	$ 85.97	$ 82.94	$ 83.35	$ 131.74	$ 151.49	$ 146.30
Senior Securities Involuntary Liquidating Preference per Unit												25.00	25.00	25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit												$ 26.93	$ 26.78	$ 26.19	$ 25.43	$ 25.68	$ 25.88	$ 25.55	$ 25.14	$ 25.25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]												1,153,000	1,153,000	1,153,000	1,153,000	1,153,000	1,153,000	1,153,000	1,153,000	1,153,000
Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Additional Information to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Series B and Series C Preferred Shares at redemption prices of $25,000 and $25, respectively, per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on investment income and gains available to common shareholders.

The Fund may redeem at any time, in whole or in part, the Series B Preferred at the redemption price. In addition, the Board has authorized the repurchase of the Series C Preferred in the open market at prices less than the $25 liquidation value per share. During the year ended December 31, 2022, the Fund repurchased and retired 12,774 of the Series C Preferred Shares in the open market at an investment of $303,012 and an average discount of approximately 5.2% from its liquidation preference; the Fund did not repurchase any shares of Series B Preferred.

On January 31, 2022, the Fund redeemed all Series A Preferred at the Redemption Price of $25.13671875 per share, which consisted of the liquidation preference of $25.00 plus $0.13671875 per share representing accumulated but unpaid dividends and distributions to the redemption date of January 31, 2022.

For Series B Preferred Shares, the dividend rates are typically set by an auction process that is generally held every seven days, and are typically expected to vary with short term interest rates. Since February 2008, the number of Series B Preferred Shares subject to bid orders by potential holders has been less than the number of shares of Series B sell orders. Holders that have submitted sell orders have not been able to sell any or all of the Series B Preferred Shares for which they have submitted sell orders. Therefore the weekly auctions have failed, and the dividend rate has been the maximum rate. The current maximum rate for Series B Preferred Shares is 200 basis points greater than the seven day ICE LIBOR rate on the date of such auction.

In July 2017, the head of the United Kingdom Financial Conduct Authority announced the desire to phase out the use of LIBOR by the end of 2021. Since December 31, 2021, all sterling, euro, Swiss franc and Japanese yen LIBOR settings and the 1-week and 2-month U.S. dollar LIBOR settings have ceased to be published or are no longer representative. As a result, since December 31, 2021, the seven day ICE LIBOR rate has ceased to be published and is no longer representative. Because the Series B Preferred Shares have no other effective alternative rate setting provision, a last-resort fallback of fixing this LIBOR-based reference rate at its last published rate applies. The last published seven day ICE LIBOR rate was 0.076%, which results in a fixed maximum rate for Series B Preferred Shares of 2.076% for all failed auctions after December 31, 2021. In the absence of successful future auctions that establish dividend rates based on prevailing short term interest rates, this result could lead to divergent and unexpected economic results for the Fund and holders of the Series B Preferred Shares since the rates payable on the Series B Preferred Shares are no longer likely to be representative of prevailing market rates.

Existing Series B Preferred shareholders may submit an order to hold, bid, or sell such shares on each auction date, or trade their shares in the secondary market.

The Fund has the authority to purchase its Series B auction market preferred shares through negotiated private transactions. The Fund is not obligated to purchase any dollar amount or number of auction market preferred shares, and the timing and amount of any auction market preferred shares purchased will depend on market conditions, share price, capital availability, and other factors. The Fund is not soliciting holders to sell these shares nor recommending that holders offer them to the Fund. Any offers can be accepted or rejected in the Fund’s discretion.

Outstanding Securities [Table Text Block]

The following table summarizes Cumulative Preferred Shares information:

			Number of
			Shares			Dividend	Accrued
			Outstanding at		2022 Dividend	Rate at	Dividends at
Series	Issue Date	Authorized	12/31/2022	Net Proceeds	Rate Range	12/31/2022	12/31/2022
B Auction Market	July 31, 2003	1,000	900	$24,590,026	2.076%	2.076%	$3,839
C 5.375%	May 31, 2016	2,000,000	1,987,226	$48,142,029	Fixed Rate	5.375%	$37,088

Dividends on Preferred Shares Not Included [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 17
Expense Example, Years 1 to 3	52
Expense Example, Years 1 to 5	89
Expense Example, Years 1 to 10	$ 195